UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Advantus Bond Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.8%)
Government Obligations (47.3%)
Other Government Obligations (2.1%)
Provincial or Local Government Obligations (2.1%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$626,956
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,333,729
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,238,968
Port Authority of New York & New Jersey
4.458%, 10/01/62 (b)	1,180,000	1,187,576
4.926%, 10/01/51	3,055,000	3,441,519
		7,828,748
U.S. Government Agencies and Obligations (45.2%)
Export-Import Bank of the United States (1.0%)
Helios Leasing I LLC, 2.018%, 05/29/24	961,885	984,787
Tagua Leasing LLC,
1.732%, 09/18/24	1,000,000	1,007,450
1.900%, 07/12/24	860,000	874,818
Union 13 Leasing LLC, 1.870%, 06/28/24	780,000	791,981
		3,659,036
Federal Home Loan Mortgage Corporation (FHLMC) (13.7%)
3.000%, 08/01/42	998,436	1,055,111
3.500%, 10/01/25	767,493	827,882
3.500%, 01/01/42	962,548	1,048,200
3.500%, 08/01/42 (b)	996,640	1,076,916
4.000%, 02/01/20	2,838,702	3,034,496
4.000%, 09/01/40 (c)	1,206,838	1,332,600
4.000%, 10/01/40 (c)	1,240,617	1,379,203
4.000%, 11/01/40 (c)	3,796,458	4,213,820
4.000%, 02/01/41	888,221	978,005
4.000%, 08/01/41	1,826,225	1,999,981
4.000%, 10/01/42 (b)	1,820,000	1,956,216
4.500%, 01/01/41 (c)	1,788,399	1,981,929
4.500%, 02/01/41 (c)	1,397,931	1,549,207
4.500%, 03/01/41 (c)	1,756,055	1,924,684
4.500%, 04/01/41	1,743,647	1,936,149
5.000%, 04/01/35	526,110	572,731
5.000%, 08/01/35	250,829	273,056
5.000%, 11/01/35	515,144	560,794
5.000%, 11/01/39 (c)	1,100,745	1,229,591
5.000%, 03/01/40 (c)	5,343,761	5,965,178
5.000%, 04/01/40 (c)	1,220,329	1,344,105
5.000%, 08/01/40	745,388	834,432
5.500%, 12/01/17	167,551	181,007
5.500%, 06/01/20	348,487	381,043
5.500%, 10/01/20	494,264	540,439
5.500%, 11/01/23	389,551	429,028
5.500%, 05/01/34 (c)	2,164,502	2,427,141
5.500%, 10/01/34 (c)	953,956	1,068,516
5.500%, 07/01/35	1,365,325	1,502,246
5.500%, 10/01/35 (c)	1,261,686	1,413,201
5.500%, 12/01/38 (c)	1,570,200	1,730,599
6.000%, 11/01/33 (c)	1,156,355	1,313,802
6.500%, 09/01/32	153,872	175,127
6.500%, 06/01/36 (c)	1,100,472	1,249,386
7.000%, 12/01/37	673,945	778,960
		50,264,781
Federal National Mortgage Association (FNMA) (21.3%)
3.000%, 06/01/22	956,996	1,013,604
3.000%, 10/01/27 (b)	4,745,000	5,029,700
3.000%, 03/01/42	973,742	1,028,982
3.000%, 10/01/42 (b)	1,315,000	1,388,147
3.500%, 11/01/25	825,109	896,348
3.500%, 01/01/26	844,578	917,498
3.500%, 10/01/27 (b)	1,135,000	1,207,711
3.500%, 11/01/40	882,461	957,510
3.500%, 01/01/41	880,551	950,760
3.500%, 02/01/41	498,885	542,872
3.500%, 04/01/41	790,717	853,763
3.500%, 11/01/41	4,810,025	5,213,079
3.500%, 10/01/42 (b)	450,000	482,625
4.000%, 04/01/41	2,739,648	3,019,667
4.000%, 08/01/41 (c)	1,498,777	1,617,307
4.000%, 09/01/41	1,849,153	2,032,377
4.000%, 10/01/42 (b)	1,765,000	1,901,512
4.500%, 05/01/35	586,276	637,608
4.500%, 07/01/35	1,787,697	1,944,220
4.500%, 06/01/39	759,336	844,685
4.500%, 04/01/41	4,428,879	4,964,649
4.500%, 07/01/41	5,159,056	5,656,468
5.000%, 05/01/18	72,032	79,602
5.000%, 06/01/18	149,427	163,729
5.000%, 07/01/18	326,009	360,269
5.000%, 07/01/23	439,266	486,801
5.000%, 11/01/33	249,926	274,668
5.000%, 05/01/34	82,763	90,452
5.000%, 12/01/34	1,196,873	1,315,358
5.000%, 04/01/35	302,817	330,949
5.000%, 08/01/35	634,169	694,273
5.000%, 04/01/38	643,402	733,133
5.000%, 12/01/39	770,586	878,055
5.000%, 04/01/41	917,872	1,040,146
5.500%, 09/01/17	51,283	55,379

See accompanying notes to investments in securities.

	Principal	Value(a)
5.500%, 02/01/18	$179,004	$194,502
5.500%, 03/01/18	351,378	382,210
5.500%, 04/01/33 (c)	1,275,394	1,452,426
5.500%, 10/01/33	369,675	410,244
5.500%, 12/01/33	357,588	407,223
5.500%, 01/01/34	606,632	673,206
5.500%, 02/01/34	420,844	479,259
5.500%, 03/01/34 (c)	1,088,606	1,235,919
5.500%, 04/01/34 (c)	2,102,664	2,370,019
5.500%, 09/01/34	154,734	176,212
5.500%, 02/01/35	722,350	813,812
5.500%, 04/01/35	1,186,672	1,324,689
5.500%, 06/01/35	326,716	360,325
5.500%, 08/01/35	666,274	739,393
5.500%, 10/01/35	961,883	1,101,410
5.500%, 11/01/35	520,255	573,772
5.500%, 12/01/35	367,525	405,639
5.500%, 07/01/36	759,302	838,360
5.500%, 12/01/39	525,124	586,198
6.000%, 09/01/17	273,744	296,515
6.000%, 08/01/23	354,191	391,073
6.000%, 10/01/32	915,580	1,037,690
6.000%, 11/01/32	667,301	756,300
6.000%, 03/01/33 (c)	810,608	918,719
6.000%, 04/01/33	97,638	110,488
6.000%, 12/01/33	435,086	492,434
6.000%, 01/01/36	361,865	406,734
6.000%, 08/01/37	318,822	355,575
6.000%, 09/01/37	475,338	535,080
6.000%, 10/01/38	598,732	678,585
6.000%, 12/01/38	665,910	748,480
6.000%, 06/01/40	426,406	471,949
6.500%, 12/01/31	214,742	246,089
6.500%, 02/01/32	69,218	79,380
6.500%, 04/01/32	344,201	396,805
6.500%, 05/01/32	120,777	138,659
6.500%, 07/01/32	292,984	335,264
6.500%, 08/01/32	409,289	469,205
6.500%, 09/01/32	270,674	309,649
6.500%, 10/01/32	386,268	442,332
6.500%, 11/01/36	452,507	515,302
6.500%, 08/01/37	125,489	141,941
6.500%, 11/01/37	597,467	677,898
6.500%, 11/01/39	616,117	702,846
7.000%, 07/01/31	248,889	290,948
7.000%, 09/01/31	335,521	392,465
7.000%, 11/01/31	456,692	537,531
7.000%, 02/01/32	89,765	104,934
7.000%, 03/01/32	58,499	68,385
7.000%, 07/01/32	188,749	220,594
7.500%, 04/01/31	246,040	302,742
7.500%, 05/01/31	63,311	77,928
		77,779,243
Government National Mortgage Association (GNMA) (1.2%)
1.002%, 06/17/45 (d) (e)	10,170,640	189,042
4.920%, 05/16/34	536,459	561,181
5.000%, 12/15/39	63,917	71,100
5.000%, 01/15/40	1,486,486	1,668,879
5.500%, 07/15/38	838,720	938,192
5.500%, 10/15/38	718,066	805,921
8.500%, 10/15/22	18,770	19,280
		4,253,595
U.S. Treasury (8.0%)
U.S. Treasury Bond
3.000%, 05/15/42	5,655,000	5,863,528
5.375%, 02/15/31 (f)	5,115,000	7,398,367
U.S. Treasury Note
0.250%, 09/15/15	2,905,000	2,900,006
0.625%, 08/31/17	2,040,000	2,041,275
1.625%, 08/15/22	9,860,000	9,849,213
1.875%, 07/15/13 (g)	1,309,844	1,348,423
		29,400,812
Total government obligations (cost: $ 161,979,203)		173,186,215

Asset-Backed Securities (5.2%)
Asset-Backed Securities (5.2%)
AmeriCredit Automobile Receivables Trust
0.840%, 06/09/14	66,968	66,978
1.930%, 08/08/18	365,000	365,359
1.990%, 10/08/15	560,000	565,282
2.850%, 08/08/16	1,000,000	1,025,179
Chrysler Financial Auto Securitization Trust, 1.650%, 11/08/13	1,180,000	1,182,110
Conseco Financial Corp.
6.400%, 10/15/18	118,823	122,848
7.300%, 11/15/28 (e)	156,152	157,270
7.400%, 06/15/27	300,744	315,752
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (e) (h) (i)	1,755,000	1,732,501
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (e)	1,884,379	1,217,603
GE Capital Credit Card Master Note Trust, 1.360%, 08/17/20	2,190,000	2,209,246
GMAC Mortgage Corp. Loan Trust
5.952%, 08/25/37 (c) (e)	3,095,000	2,014,461
6.088%, 10/25/36 (c) (j)	1,061,141	923,546

See accompanying notes to investments in securities.

	Principal	Value(a)
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (h)	$1,400,000	$1,458,911
Origen Manufactured Housing
5.700%, 01/15/35 (e)	1,306,020	1,387,045
5.730%, 11/15/35 (e)	498,016	530,382
5.860%, 06/15/36 (e)	560,764	602,366
World Financial Network Credit Card Master Trust, 0.351%, 02/15/17 (e) (h)	3,080,000	3,078,980
Total asset-backed securities (cost: $ 20,564,095)		18,955,819

Other Mortgage-Backed Securities (7.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.8%)
BHN I Mortgage Fund, 7.916%, 07/01/13 (h) (i) (k) (l) (m)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 6.240%, 10/25/36 (h) (j)	469,466	498,492
Global Mortgage Securitization Ltd.
5.250%, 04/25/32 (m)	636,866	530,456
5.250%, 11/25/32 (h) (i) (m)	1,130,370	903,309
JPMorgan Mortgage Trust, 2.765%, 11/25/33 (e)	887,145	827,329
Mellon Residential Funding Corp., 6.750%, 06/25/28	44,817	47,557
		2,807,143
Commercial Mortgage-Backed Securities (6.3%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (h)	1,480,000	1,554,363
Asset Securitization Corp.
7.601%, 02/14/43 (e)	2,445,000	2,521,969
8.621%, 08/13/29 (d) (e)	105,420	4,338
Commercial Mortgage Asset Trust, 6.975%, 01/17/32 (e)	490,961	499,990
Hometown Commercial Mortgage
5.506%, 11/11/38 (h) (i) (k)	1,469,296	843,468
6.057%, 06/11/39 (h) (i) (k)	1,491,382	874,323
JPMorgan Chase Commercial Mortgage Securities Corp.
2.224%, 12/05/27 (d) (e) (h) (i)	11,016,790	1,287,653
5.633%, 12/05/27 (h)	2,165,000	2,591,312
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (e)	840,641	840,210
Morgan Stanley Capital I
3.201%, 08/05/34 (h)	860,000	904,557
3.451%, 08/05/34 (h)	550,000	567,835
3.773%, 03/15/45	685,000	718,659
Multi Security Asset Trust, 5.880%, 11/28/35 (e) (h) (i)	1,540,000	1,007,800
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (h)	1,080,000	1,061,013
Timberstar Trust, 6.208%, 10/15/36 (h)	2,515,000	2,697,732
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	957,323
Vornado DP LLC, 4.004%, 09/13/28 (h)	1,475,000	1,672,368
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	1,002,867
3.791%, 02/15/44 (h)	1,485,000	1,618,546
		23,226,326
Total other mortgage-backed securities (cost: $ 27,228,276)		26,033,469

Corporate Obligations (37.2%)
Basic Materials (0.5%)
Chemicals (0.5%)
Eastman Chemical Co., 2.400%, 06/01/17	1,770,000	1,848,604
Capital Goods (0.7%)
Containers-Metal / Glass (0.6%)
Ball Corp., 6.750%, 09/15/20	2,040,000	2,244,000
Manufacturing (0.1%)
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	357,165
Communications (2.1%)
Cable / Satellite TV (0.9%)
DISH DBS Corp.
4.625%, 07/15/17 (h)	1,220,000	1,247,450
7.750%, 05/31/15	1,820,000	2,047,500
		3,294,950
Telephone-Integrated (0.7%)
British Telecommunications PLC, 2.000%, 06/22/15 (m)	865,000	889,368
CenturyLink, Inc., 6.450%, 06/15/21	1,600,000	1,805,600
		2,694,968

See accompanying notes to investments in securities.

	Principal	Value(a)
Wireless Telecommunication Services (0.5%)
Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22 (m)	$1,670,000	$1,721,880

Consumer Cyclical (0.8%)
Auto / Truck Parts & Equipment-Original (0.1%)
Delphi Corp., 6.125%, 05/15/21	290,000	321,175
Food & Staples Retailing (0.4%)
Walgreen Co., 4.400%, 09/15/42	1,475,000	1,520,886
Retail (0.3%)
Dollar General Corp., 4.125%, 07/15/17	950,000	992,750
Consumer, Non-cyclical (2.8%)
Beverages (0.7%)
Constellation Brands, Inc., 4.625%, 03/01/23	600,000	612,000
Pernod-Ricard SA, 5.750%, 04/07/21 (h) (m)	1,750,000	2,082,045
		2,694,045
Drugstore Chains (0.9%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,364,703	2,745,846
6.943%, 01/10/30	438,019	533,577
		3,279,423
Food (0.4%)
Tesco PLC, 2.000%, 12/05/14 (h) (m)	1,250,000	1,274,400
Security Services (0.8%)
The ADT Corp.
2.250%, 07/15/17 (h)	1,610,000	1,657,083
4.875%, 07/15/42 (h)	1,225,000	1,326,107
		2,983,190
Energy (4.7%)
Oil, Gas & Consumable Fuels (0.4%)
Tesoro Corp.
4.250%, 10/01/17	1,135,000	1,169,050
5.375%, 10/01/22	245,000	252,350
		1,421,400
Pipelines (4.3%)
El Paso Natural Gas Co., 7.500%, 11/15/26	2,205,000	2,894,069
El Paso Pipeline Partners Operating Co. LLC, 5.000%, 10/01/21	400,000	440,541
Energy Transfer Partners L.P., 9.000%, 04/15/19	2,300,000	2,965,045
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (h)	650,000	704,489
NuStar Logistics L.P., 7.900%, 04/15/18	2,336,000	2,648,802
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,468,686
Western Gas Partners L.P.
4.000%, 07/01/22	610,000	635,998
5.375%, 06/01/21	1,835,000	2,085,661
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	851,214
		15,694,505
Financial (14.4%)
Banks (4.4%)
Bank of America Corp., 5.750%, 12/01/17	1,590,000	1,829,384
Discover Bank/Greenwood, 8.700%, 11/18/19	1,355,000	1,749,557
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,672,122
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	1,006,200
6.000%, 07/05/17	400,000	469,010
6.000%, 10/01/17	1,575,000	1,863,816
Morgan Stanley, 6.250%, 08/28/17	1,435,000	1,627,934
PNC Bank NA, 6.875%, 04/01/18	765,000	950,392
SunTrust Bank, 0.721%, 08/24/15 (e)	1,445,000	1,393,964
The Goldman Sachs Group, Inc., 6.250%, 09/01/17	920,000	1,078,396
Wells Fargo Bank NA, 4.750%, 02/09/15	525,000	567,822
		16,208,597
Finance-Credit Card (0.9%)
American Express Credit Corp., 1.504%, 06/12/15 (e)	780,000	795,742
Capital One Bank USA NA, 8.800%, 07/15/19	1,985,000	2,619,841
		3,415,583
Finance-Diversified (3.7%)
Citigroup, Inc., 4.450%, 01/10/17	2,485,000	2,729,469
Daimler Finance North America LLC, 1.300%, 07/31/15 (h)	3,450,000	3,463,576

See accompanying notes to investments in securities.

	Principal	Value(a)
Discover Financial Services, 6.450%, 06/12/17	$805,000	$913,885
Ford Motor Credit Co. LLC, 3.000%, 06/12/17	950,000	966,997
General Motors Financial Co., Inc., 4.750%, 08/15/17 (h)	2,150,000	2,204,417
Hyundai Capital America, 1.625%, 10/02/15 (b) (h) (i)	1,200,000	1,200,594
International Lease Finance Corp., 6.500%, 09/01/14 (h)	1,270,000	1,365,250
Morgan Stanley, 5.500%, 07/28/21	740,000	809,846
		13,654,034
Insurance (2.6%)
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (h)	860,000	909,027
6.500%, 05/01/42 (h)	1,805,000	1,953,974
Metropolitan Life Global Funding I, 2.500%, 09/29/15 (h)	1,480,000	1,540,402
OneBeacon US Holdings, Inc., 5.875%, 05/15/13 (i)	487,000	498,526
Principal Financial Group, Inc., 4.625%, 09/15/42	600,000	612,648
StanCorp Financial Group, Inc., 6.875%, 10/01/12 (i)	2,050,000	2,050,000
Symetra Financial Corp., 6.125%, 04/01/16 (h) (i)	1,710,000	1,849,886
		9,414,463
Real Estate Investment Trust-Health Care (1.6%)
HCP, Inc., 3.750%, 02/01/19	1,235,000	1,294,723
Health Care REIT, Inc., 4.125%, 04/01/19	1,365,000	1,453,220
Healthcare Realty Trust, Inc., 5.125%, 04/01/14	1,585,000	1,667,422
Nationwide Health Properties, Inc., 6.250%, 02/01/13	1,290,000	1,313,677
		5,729,042
Real Estate Investment Trust-Retail (0.5%)
WEA Finance LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (h)	1,580,000	1,740,963
Real Estate Operation/Development (0.5%)
Colonial Realty L.P., 5.500%, 10/01/15	1,745,000	1,871,219
Savings and Loans (0.2%)
Santander Holdings USA, Inc., 3.000%, 09/24/15	555,000	561,505

Health Care (3.6%)
Drugs (0.8%)
Medco Health Solutions, Inc., 7.125%, 03/15/18	2,350,000	2,950,672
Health Care Providers & Services (0.5%)
Coventry Health Care, Inc., 6.125%, 01/15/15	355,000	390,546
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,504,035
		1,894,581
Medical Labs & Testing Services (1.4%)
Celgene Corp., 3.250%, 08/15/22	2,725,000	2,750,874
Quest Diagnostics, Inc., 5.750%, 01/30/40	1,780,000	2,107,012
		4,857,886
Medical Products/Supplies (0.9%)
Aristotle Holding, Inc., 3.500%, 11/15/16 (h)	400,000	432,450
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,891,505
		3,323,955
Industrials (1.8%)
Aerospace/Defense (0.2%)
BE Aerospace, Inc., 5.250%, 04/01/22	800,000	832,000
Containers & Packaging (0.3%)
Rock-Tenn Co., 4.450%, 03/01/19 (h)	1,065,000	1,123,375
Diversified Manufacturing Operations (0.2%)
Actuant Corp., 5.625%, 06/15/22	860,000	892,250
Machinery-Pumps (0.4%)
Flowserve Corp., 3.500%, 09/15/22	1,475,000	1,491,131
Media (0.7%)
NBCUniversal Media LLC, 4.450%, 01/15/43 (b)	2,400,000	2,391,816

See accompanying notes to investments in securities.

	Principal	Value(a)
Technology (0.7%)
Computer Software & Services (0.5%)
Intuit, Inc., 5.750%, 03/15/17	$1,505,000	$1,747,478
Software (0.2%)
Dun & Bradstreet Corp., 2.875%, 11/15/15	940,000	965,927

Transportation (2.9%)
Airlines (2.0%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	528,129	562,457
Continental Airlines 2006-1 Class G Pass Through Trust, 0.768%, 06/02/15 (e)	1,788,219	1,752,455
Continental Airlines 2012-2 Class A Pass Thru Certificates, 4.000%, 04/29/26 (b) (k)	830,000	842,551
United Air Lines, Inc., 10.400%, 05/01/18	1,536,171	1,770,438
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,697,829	1,803,943
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	715,000	756,113
		7,487,957
Transport-Rail (0.9%)
BNSF Funding Trust I, 6.613%, 12/15/55 (e)	2,860,000	3,181,750
Utilities (2.2%)
Electric Companies (1.3%)
CMS Energy Corp., 8.750%, 06/15/19	1,725,000	2,239,150
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,517,913
		4,757,063
Electric Utilities (0.8%)
Duke Energy Carolinas LLC, 4.000%, 09/30/42	2,740,000	2,794,978
Electric-Integrated (0.1%)
CMS Energy Corp., 2.750%, 05/15/14	580,000	588,363

	Shares
Total corporate obligations (cost: $ 127,714,868)		136,219,929
Total long-term debt securities (cost: $ 337,486,442)		354,395,432

Short-Term Securities (7.2%)
Investment Companies (7.2%)
Dreyfus Treasury Cash Management Fund, current rate 0.000%	22,779,184	22,779,184
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	3,000,000	3,000,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592	746,592
Total short-term securities (cost: $ 26,525,776)		26,525,776
Total investments in securities (cost: $ 364,012,218) (n)		380,921,208
Liabilities in excess of cash and other assets (-4.0%)		(14,763,100)
Total net assets (100.0%)		$366,158,108

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)         At September 30, 2012 the total cost of investments issued on a when-issued or forward commitment basis was $18,535,831.

(c)          All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2012.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Variable rate security.

(f)           Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2012, securities with an aggregate market value of $289,281 have been segregated to cover margin requirements for the following open futures contracts:

Type (Expiration)	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note (December 2012)	19	Long	$1,446
5 Year U.S. Treasury Note (December 2012)	179	Long	90,539
10 Year U.S. Treasury Note (December 2012)	180	Short	(135,362)
	378		$(43,377)

(g)          U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(i)             Illiquid security. (See Note 5.)

(j)            Step rate security.

(k)         These securities are being fair-valued according to procedures approved by the Board of Trustees.

(l)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(m)     The Fund held 2.0% of net assets in foreign securities at September 30, 2012.

(n)         At September 30, 2012 the cost of securities for federal income tax purposes was $364,218,071. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Fully or partially pledged as collateral for the following call options written (See Notes 2 and 7).

Gross unrealized appreciation	$21,931,834
Gross unrealized depreciation	(5,228,697)
Net unrealized appreciation	$16,703,137

See accompanying notes to investments in securities.

Advantus Money Market Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (27.0%)
Consumer Staples (6.2%)
Food (1.5%)
Nestle Capital Corp., 0.101%, 10/11/12 (b)	$1,494,000	$1,493,959
Food & Staples Retailing (2.5%)
Wal-Mart Stores, Inc., 0.022%, 12/10/12 (b)	2,500,000	2,499,896
Personal Care (2.2%)
Proctor & Gamble Co., 0.115%, 10/25/12 (b)	2,250,000	2,249,829

Financial (5.3%)
Diversified Financial Services (5.3%)
JPMorgan Chase & Co.
0.152%, 10/09/12	1,000,000	999,967
0.152%, 10/16/12	1,000,000	999,937
New York Life Capital Corp.
0.132%, 10/24/12 (b)	1,350,000	1,349,888
0.152%, 11/09/12 (b)	2,000,000	1,999,675
		5,349,467
Government (2.0%)
Sovereign (2.0%)
Province of Ontario, 0.142%, 10/22/12	2,000,000	1,999,837
Health Care (4.5%)
Pharmaceuticals (4.5%)
Johnson & Johnson, 0.081%, 10/30/12 (b)	2,000,000	1,999,871
Roche Holdings, Inc., 0.122%, 10/17/12 (b)	2,500,000	2,499,867
		4,499,738
Industrials (9.0%)
Aerospace & Defense (3.5%)
Honeywell International Inc., 0.142%, 12/20/12 (b)	1,000,000	999,689
United Technologies Corp., 0.122%, 10/05/12 (b)	2,500,000	2,499,966
		3,499,655
Air Freight & Logistics (2.5%)
United Parcel Service, Inc., 0.061%, 11/07/12 (b)	2,500,000	2,499,846
Electrical Equipment (3.0%)
Emerson Electric Co.
0.122%, 10/01/12 (b)	2,000,000	2,000,000
0.122%, 10/31/12 (b)	1,000,000	999,900
		2,999,900
Total commercial paper (cost: $ 27,092,127)		27,092,127
Certificate of Deposit (3.0%)
Financial (3.0%)
Banks (3.0%)
Bank of Nova Scotia, 0.755%, 10/18/12 (c)	2,985,000	2,985,768
Total certificate of deposit (cost: $ 2,985,768)		2,985,768
Corporate Bonds & Notes (14.7%)
Financial (11.7%)
Banks (3.0%)
National City Bank, 0.518%, 03/01/13 (c)	3,000,000	3,002,713
Finance-Diversified (5.2%)
General Electric Capital Corp., 0.575%, 11/01/12 (c)	2,615,000	2,615,801
TIAA Global Markets, Inc., 5.125%, 10/10/12 (d) (e)	2,600,000	2,603,052
		5,218,853
Insurance (3.5%)
MetLife Institutional Funding II, 0.481%, 09/12/13 (c) (e)	3,500,000	3,500,000
Health Care (3.0%)
Medical Labs & Testing Services (2.4%)
Sanofi, 0.562%, 03/28/13 (c)	2,350,000	2,354,446
Pharmaceuticals (0.6%)
Abbott Laboratories, 5.150%, 11/30/12	605,000	609,773
Total corporate bonds & notes (cost: $ 14,685,785)		14,685,785

U.S. Government Obligations (36.9%)
Discount Notes (21.9%)
Federal Home Loan Mortgage Corporation
0.091%, 11/02/12	2,500,000	2,499,800
0.132%, 11/13/12	900,000	899,860
Federal National Mortgage Association
0.020%, 10/16/12	1,500,000	1,499,987
0.061%, 12/03/12	2,000,000	1,999,790
0.081%, 11/05/12	1,000,000	999,922
0.081%, 11/28/12	2,500,000	2,499,678

See accompanying notes to investments in securities.

	Principal	Value(a)
0.091%, 10/02/12	$2,000,000	$1,999,995
0.091%, 10/29/12	3,000,000	2,999,790
0.101%, 11/06/12	1,500,000	1,499,850
0.340%, 11/23/12 (c)	5,000,000	5,000,739
		21,899,411
U.S. Treasury (15.0%)
U.S. Treasury Bill
0.030%, 11/08/12	3,000,000	2,999,905
0.046%, 10/11/12	2,000,000	1,999,975
0.053%, 12/06/12	3,000,000	2,999,714
0.063%, 10/04/12	1,000,000	999,995
0.076%, 10/25/12	3,000,000	2,999,850
0.086%, 11/29/12	3,000,000	2,999,585
		14,999,024
Total U.S. government obligations (cost: $ 36,898,435)		36,898,435

Other Short-Term Investments (10.8%)
Asset Backed Securities (10.8%)
Ally Auto Receivables Trust 2012-SN1, 0.250%, 09/20/13	320,000	320,000
AmeriCredit Automobile Receivables Trust
0.300%, 05/08/13 (f)	471,741	471,741
0.300%, 09/09/13	820,000	820,000
Enterprise Fleet Financing LLC, 0.325%, 09/20/13 (d) (e)	275,000	275,000
Ford Credit Auto Lease Trust
0.358%, 03/15/13 (e) (f)	473,847	473,897
0.230%, 10/15/13 (e) (g) (h)	2,400,000	2,400,000
GE Equipment Small Ticket LLC, 0.433%, 06/21/13 (e) (f)	748,137	748,137
Honda Auto Receivables Owner Trust
0.413%, 03/15/13 (f)	141,975	141,975
0.289%, 08/15/13 (f)	759,292	759,292
Huntington Auto Trust, 0.342%, 03/15/13	157,179	157,179
Hyundai Auto Lease Securitization Trust 2011-A, 0.384%, 06/17/13 (e)	263,422	263,422
John Deere Owner Trust, 0.379%, 03/15/13 (f)	287,011	287,011
Nissan Auto Receivables Owner Trust, 0.263%, 08/15/13 (f)	2,049,924	2,049,924
Wheels SPV LLC, 0.500%, 05/20/13 (e)	1,084,572	1,084,572

	Shares/ Principal
World Omni Automobile Lease Securitization Trust, 0.328%, 06/17/13	$546,092	546,092
Total other short-term investments (cost: $ 10,798,242)		10,798,242

Investment Companies (10.4%)
Federated Government Obligations Fund, current rate 0.010%	4,550,000	4,550,000
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	1,000,000	1,000,000
STIT-Government & Agency Portfolio, current rate 0.020%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	901,307	901,307
Total investment companies (cost: $ 10,451,307)		10,451,307
Total investments in securities (cost: $ 102,911,664) (i)		102,911,664
Liabilities in excess of cash and other assets (-2.8%)		(2,796,165)
Total net assets (100.0%)		$100,115,499

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Trustees.  In the aggregate such securities represent 23.1% of the Fund’s net assets as of September 30, 2012.

(c)          Variable rate security.

(d)         Illiquid security. (See Note 5.)

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(f)           All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2012.

(g)          At September 30, 2012 the total cost of investments issued on a when-issued or forward commitment basis was $2,400,000.

(h)         These securities are being fair-valued according to procedures approved by the Board of Trustees.

(i)             Also represents the cost of securities for federal income tax purposes at September 30, 2012.

See accompanying notes to investments in securities.

Advantus Mortgage Securities Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.7%)
Government Obligations (86.3%)
U.S. Government Agencies and Obligations (86.3%)
Export-Import Bank of the United States (0.7%)
Helios Leasing I LLC, 2.018%, 05/29/24	$132,505	$135,659
Phoenix 2012 LLC, 1.607%, 07/03/24 (b) (h)	625,000	625,000
		760,659
Federal Home Loan Mortgage Corporation (FHLMC) (18.5%)
3.000%, 08/01/42	225,269	238,056
3.500%, 10/01/25	383,747	413,941
3.500%, 05/01/32	578,185	622,407
3.500%, 01/01/42	481,274	524,100
3.500%, 03/01/42	1,961,603	2,119,604
3.500%, 08/01/42 (b)	498,320	538,458
4.000%, 09/01/40	804,559	888,400
4.000%, 03/01/41	899,122	999,560
4.000%, 10/01/42 (b)	2,755,000	2,961,195
4.500%, 07/15/33	102,299	104,674
4.500%, 09/01/40	746,275	804,878
4.500%, 01/01/41	894,199	990,965
4.500%, 03/01/41	878,028	962,342
5.000%, 03/01/23	196,908	213,495
5.000%, 05/01/29	151,926	165,057
5.000%, 08/01/35 (c)	276,044	300,506
5.000%, 11/01/35 (c)	214,403	233,403
5.000%, 11/01/39 (c)	1,350,608	1,508,701
5.000%, 03/01/40	789,781	885,929
5.500%, 06/01/20 (c)	232,325	254,029
5.500%, 10/01/20 (c)	401,386	438,884
5.500%, 11/01/23	389,551	429,028
5.500%, 05/01/34 (c)	507,978	569,615
6.000%, 09/01/22 (c)	265,314	294,475
6.000%, 11/01/33 (c)	598,608	680,113
6.250%, 12/15/23	251,583	283,655
6.500%, 11/01/32	136,873	158,384
		18,583,854
Federal National Mortgage Association (FNMA) (54.4%)
2.500%, 03/01/27	969,736	1,023,981
3.000%, 10/01/27 (b)	595,000	630,700
3.000%, 03/01/42	243,436	257,246
3.000%, 08/01/42 (b)	348,753	368,919
3.000%, 09/01/42 (b)	300,000	317,394
3.000%, 10/01/42 (b)	2,900,000	3,061,312
3.140%, 08/01/15	1,500,000	1,582,898
3.500%, 11/01/25	182,336	198,079
3.500%, 01/01/26	422,289	458,749
3.500%, 10/01/27 (b)	1,430,000	1,521,609
3.500%, 11/01/40	441,231	478,755
3.500%, 01/01/41	808,959	871,587
3.500%, 11/01/41	754,514	817,738
3.500%, 05/01/42	443,809	478,640
3.500%, 10/01/42 (b)	1,770,000	1,898,325
4.000%, 04/01/41	272,213	300,036
4.000%, 10/01/42 (b)	2,045,000	2,203,168
4.500%, 04/01/21	30,146	32,569
4.500%, 11/01/23	171,279	188,604
4.500%, 07/25/24	605,000	661,785
4.500%, 04/01/25	447,534	484,346
4.500%, 05/01/35	844,036	917,936
4.500%, 07/01/35	768,047	835,294
4.500%, 09/01/37	905,850	985,163
4.500%, 10/01/42 (b)	1,485,000	1,607,281
5.000%, 05/01/18 (c)	338,552	374,131
5.000%, 10/01/20 (c)	175,144	191,005
5.000%, 06/25/23	500,000	558,082
5.000%, 10/25/33	173,085	180,363
5.000%, 11/01/33 (c)	865,971	951,698
5.000%, 03/01/34 (c)	1,973,664	2,161,098
5.000%, 05/01/34	223,098	243,824
5.000%, 12/01/34	188,798	207,488
5.000%, 04/01/35	302,817	330,949
5.000%, 07/01/35	1,871,796	2,056,956
5.000%, 06/01/39	659,725	751,733
5.000%, 12/01/39	666,557	759,517
5.000%, 06/01/40	299,023	334,372
5.000%, 04/01/41	458,936	520,073
5.500%, 02/01/18	193,517	210,272
5.500%, 03/01/18 (c)	443,615	482,541
5.500%, 08/01/23	260,780	288,258
5.500%, 02/01/24 (c)	318,082	351,995
5.500%, 04/01/33 (c)	910,995	1,037,447
5.500%, 05/01/33	94,540	104,915
5.500%, 10/01/33 (c)	739,350	820,489
5.500%, 01/01/34	204,708	227,174
5.500%, 02/01/34	134,153	148,875
5.500%, 03/01/34 (c)	1,676,714	1,919,931
5.500%, 04/01/34 (c)	1,640,214	1,859,418
5.500%, 05/01/34	68,391	75,511
5.500%, 09/01/34 (c)	515,780	587,373
5.500%, 10/01/34	311,697	345,904
5.500%, 01/01/35	489,769	550,314
5.500%, 02/01/35	736,207	833,994
5.500%, 06/01/35	60,354	66,562
5.500%, 08/01/35	281,742	312,661
5.500%, 10/01/35	136,907	156,767
5.500%, 11/01/35	70,028	77,231
5.500%, 09/01/36 (c)	768,065	848,035
5.500%, 05/01/38	45,938	50,376
6.000%, 09/01/32	63,083	71,496

See accompanying notes to investments in securities.

	Principal	Value(a)
6.000%, 10/01/32 (c)	$841,395	$953,613
6.000%, 11/01/32 (c)	673,772	763,633
6.000%, 03/01/33 (c)	767,479	869,838
6.000%, 04/01/33	246,298	278,711
6.000%, 12/01/33	190,453	215,557
6.000%, 08/01/34	263,043	297,714
6.000%, 09/01/34	139,474	156,768
6.000%, 11/01/34	70,996	79,799
6.000%, 12/01/34 (c)	658,808	740,498
6.000%, 11/01/36	132,417	148,836
6.000%, 01/01/37	900,866	1,005,813
6.000%, 08/01/37	318,822	355,575
6.000%, 09/01/37	322,014	362,485
6.000%, 12/01/37	216,190	241,375
6.000%, 12/01/38	405,038	455,261
6.500%, 11/01/23	162,014	181,220
6.500%, 02/01/32	579,943	665,049
6.500%, 04/01/32	211,309	243,603
6.500%, 05/01/32	86,269	99,042
6.500%, 07/01/32 (c)	774,926	887,112
6.500%, 09/01/32	12,998	15,031
6.500%, 09/01/34	43,495	49,759
6.500%, 11/01/34	29,185	33,388
6.500%, 03/01/35	351,102	406,030
6.500%, 02/01/36	140,689	159,995
6.500%, 06/01/36	268,039	306,133
6.500%, 08/01/37	81,045	91,670
6.500%, 09/01/37 (c)	506,675	574,884
7.000%, 09/01/31	289,368	340,550
7.000%, 11/01/31	44,774	52,699
7.000%, 02/01/32	202,538	236,760
7.000%, 07/01/32 (c)	34,284	40,075
7.000%, 10/01/37 (c)	44,589	53,247
7.500%, 04/01/31	82,519	101,536
		54,694,201
Government National Mortgage Association (GNMA) (12.6%)
0.013%, 03/16/42 (d) (e)	1,391,171	14
0.426%, 03/16/34 (d) (e)	4,056,995	46,810
0.643%, 07/16/40 (d) (e)	1,490,768	29,958
1.002%, 06/17/45 (d) (e)	7,108,442	132,125
3.500%, 11/15/40	397,632	436,730
4.000%, 07/20/31	746,522	855,313
4.000%, 12/20/40	1,811,003	2,031,639
4.000%, 01/15/41	188,671	208,494
4.000%, 02/15/41	932,722	1,046,168
4.000%, 10/15/41	945,169	1,055,404
4.500%, 06/15/40	768,953	855,409
4.920%, 05/16/34	268,229	280,590
5.000%, 05/15/33 (c)	366,249	406,725
5.000%, 12/15/39	175,772	195,526
5.000%, 01/15/40	2,229,728	2,503,318
5.000%, 07/15/40	1,514,967	1,680,023
5.500%, 07/15/38 (c)	438,867	490,917
5.500%, 10/15/38	378,241	424,518
		12,679,681
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	74,718	87,442
Total government obligations (cost: $ 82,594,269)		86,805,837

Asset-Backed Securities (4.6%)
ABFS Mortgage Loan Trust, 6.990%, 12/25/31 (f)	265,527	194,933
Ally Auto Receivables Trust, 2.900%, 05/15/17 (g)	140,000	143,778
AmeriCredit Automobile Receivables Trust
1.930%, 08/08/18	110,000	110,108
2.190%, 02/08/16	220,000	223,447
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/17	300,000	324,204
Conseco Financial Corp.
7.300%, 11/15/28	75,125	75,663
7.650%, 10/15/27 (e)	20,676	20,762
8.300%, 11/15/19	42,155	42,699
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (c) (e) (g) (i)	720,501	729,414
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (c) (e) (g)	773,184	795,427
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	279,941
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (g)	210,000	218,837
Origen Manufactured Housing
4.750%, 08/15/21	226,006	226,656
5.910%, 01/15/37	550,000	576,739
Origen Manufactured Housing Contract Trust 2004-B, 5.460%, 11/15/35 (e)	400,000	424,034
Vanderbilt Mortgage Finance
6.210%, 05/07/26	94,538	98,727
7.320%, 09/07/25 (e)	100,586	100,481
Total asset-backed securities (cost: $ 4,583,132)		4,585,850

See accompanying notes to investments in securities.

	Principal	Value(a)
Other Mortgage-Backed Securities (5.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.2%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (h)	$292,994	$267,494
BHN I Mortgage Fund
1.000%, 03/25/13 (e) (g) (h) (i) (j) (k)	10,000	—
7.540%, 05/31/17 (g) (h) (i) (j) (k)	425	—
7.916%, 07/01/13 (g) (h) (i) (j) (k)	50,980	—
Global Mortgage Securitization Ltd.
5.250%, 04/25/32 (k)	408,735	340,442
5.250%, 11/25/32 (g) (i) (k)	298,588	261,973
5.392%, 04/25/32 (e) (k)	301,195	92,597
Prudential Home Mortgage Securities
7.900%, 04/28/22 (g)	78,897	68,508
7.900%, 09/28/24 (e) (g)	3,485	2,495
Residential Accredit Loans, Inc., 6.250%, 03/25/14 (g)	19,372	18,062
Structured Adjustable Rate Mortgage Loan Trust, 5.400%, 11/25/35 (e)	1,065,000	98,044
Structured Asset Mortgage Investments, Inc., 2.985%, 05/02/30 (e) (h)	14,046	6,703
		1,156,318
Commercial Mortgage-Backed Securities (4.6%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	420,000	441,103
Asset Securitization Corp.
8.621%, 08/13/29 (d) (g) (h) (i)	249,573	10,271
8.621%, 08/13/29 (d) (e)	375,963	15,472
Commercial Mortgage Pass Through Certificates, 3.069%, 12/10/44	350,000	375,243
Hometown Commercial Mortgage, 5.506%, 11/11/38 (g) (h) (i)	778,316	446,802
JP Morgan Chase Commercial Mortgage Securities Corp., 3.905%, 05/05/30 (g)	600,000	655,202
JPMorgan Chase Commercial Mortgage Securities Corp.
4.625%, 03/15/46	87,688	87,949
2.224%, 12/05/27 (d) (e) (g) (i)	3,659,339	427,707
LB-UBS Commercial Mortgage Trust, 5.446%, 06/15/36 (e)	500,000	532,744

	Shares/ Principal
Morgan Stanley Capital I
3.201%, 08/05/34 (g)	$240,000	$252,435
3.451%, 08/05/34 (g)	150,000	154,864
Multi Security Asset Trust, 5.880%, 11/28/35 (e) (g) (i)	990,000	639,375
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (g)	485,000	476,473
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	125,000	138,517
		4,654,157
Total other mortgage-backed securities (cost: $ 7,906,291)		5,810,475
Total long-term debt securities (cost: $ 95,083,692)		97,202,162
Short-Term Securities (18.6%)
Investment Companies (18.6%)
Dreyfus Treasury Cash Management Fund, current rate 0.000%	8,932,044	8,932,044
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	9,800,000	9,800,000
Total short-term securities (cost: $ 18,732,044)		18,732,044
Total investments in securities (cost: $ 113,815,736) (l)		115,934,206
Liabilities in excess of cash and other assets (-15.3%)		(15,418,956)
Total net assets (100.0%)		$100,515,250

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	At September 30, 2012 the total cost of investments issued on a when-issued or forward commitment basis was $15,619,223.
(c)	All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2012.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Variable rate security.
(f)	Step rate security.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

See accompanying notes to investments in securities.

(h)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(i)	Illiquid security. (See Note 5.)
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	The Fund held 0.7% of net assets in foreign securities at September 30, 2012.
(l)

At September 30, 2012 the cost of securities for federal income tax purposes was $113,815,736. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$5,290,552
Gross unrealized depreciation	(3,172,082)
Net unrealized appreciation	$2,118,470

See accompanying notes to investments in securities.

Advantus Index 500 Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Consumer Discretionary (10.9%)
Auto Components (0.2%)
BorgWarner, Inc. (b)	4,064	$280,863
Johnson Controls, Inc.	23,968	656,723
The Goodyear Tire & Rubber Co. (b)	8,546	104,176
		1,041,762
Automobiles (0.3%)
Ford Motor Co.	133,665	1,317,937
Harley-Davidson, Inc.	7,922	335,655
		1,653,592
Distributors (0.1%)
Genuine Parts Co.	5,436	331,759

Diversified Consumer Services (0.1%)
Apollo Group, Inc. - Class A (b)	3,439	99,903
DeVry, Inc.	1,926	43,836
H&R Block, Inc.	9,501	164,652
		308,391
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	15,671	571,051
Chipotle Mexican Grill, Inc. (b)	1,150	365,171
Darden Restaurants, Inc.	4,464	248,868
International Game Technology	9,349	122,378
Marriott International, Inc. - Class A	8,823	344,979
McDonald’s Corp.	35,342	3,242,629
Starbucks Corp.	26,635	1,351,726
Starwood Hotels & Resorts Worldwide, Inc.	6,847	396,852
Wyndham Worldwide Corp.	4,983	261,508
Wynn Resorts Ltd.	2,801	323,348
Yum! Brands, Inc.	15,976	1,059,848
		8,288,358
Household Durables (0.4%)
DR Horton, Inc.	9,684	199,878
Harman International Industries, Inc.	2,354	108,661
Leggett & Platt, Inc.	4,927	123,421
Lennar Corp. - Class A	5,646	196,311
Newell Rubbermaid, Inc.	10,024	191,358
PulteGroup, Inc. (b)	11,790	182,745
Stanley Black & Decker, Inc.	5,907	450,409
Whirlpool Corp.	2,682	222,365
		1,675,148
Internet & Catalog Retail (1.0%)
Amazon.com, Inc. (b)	12,688	3,226,812
Expedia, Inc.	3,251	188,038
NetFlix, Inc. (b)	1,906	103,763
priceline.com, Inc. (b)	1,752	1,084,015
TripAdvisor, Inc. (b)	3,840	126,451
		4,729,079
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,993	152,413
Mattel, Inc.	11,894	421,999
		574,412
Media (3.5%)
Cablevision Systems Corp.	7,479	118,542
CBS Corp. - Class B	20,860	757,844
Comcast Corp. - Class A	93,777	3,354,403
DIRECTV (b)	22,004	1,154,330
Discovery Communications, Inc. (b)	8,662	516,515
Gannett Co., Inc.	8,105	143,864
Interpublic Group of Cos., Inc.	15,319	170,347
News Corp. - Class A	71,350	1,750,216
Omnicom Group, Inc.	9,309	479,972
Scripps Networks Interactive, Inc. - Class A	3,029	185,466
The McGraw-Hill Cos., Inc.	9,768	533,235
The Walt Disney Co.	62,882	3,287,471
The Washington Post Co. - Class B	170	61,715
Time Warner Cable, Inc. - Class A	10,737	1,020,659
Time Warner, Inc.	33,256	1,507,494
Viacom, Inc. - Class B	16,591	889,112
		15,931,185
Multiline Retail (0.7%)
Big Lots, Inc. (b)	2,077	61,438
Dollar Tree, Inc. (b)	8,102	391,124
Family Dollar Stores, Inc.	3,399	225,354
JC Penney Co., Inc.	4,983	121,037
Kohl’s Corp.	7,561	387,274
Macy’s, Inc.	14,106	530,668
Nordstrom, Inc.	5,353	295,378
Target Corp.	22,951	1,456,700
		3,468,973
Specialty Retail (2.1%)
Abercrombie & Fitch Co. - Class A	2,883	97,791
AutoNation, Inc. (b)	1,350	58,955
AutoZone, Inc. (b)	1,312	485,007
Bed Bath & Beyond, Inc. (b)	8,119	511,497
Best Buy Co., Inc.	9,321	160,228
CarMax, Inc. (b)	7,941	224,730
GameStop Corp. - Class A	4,325	90,825

See accompanying notes to investments in securities.

	Shares	Value(a)
Home Depot, Inc.	52,830	$3,189,347
Lowe’s Cos., Inc.	39,972	1,208,753
Ltd. Brands, Inc.	8,338	410,730
O’Reilly Automotive, Inc. (b)	4,154	347,358
Ross Stores, Inc.	7,878	508,919
Staples, Inc.	23,914	275,489
The Gap, Inc.	10,450	373,901
Tiffany & Co.	4,172	258,163
TJX Cos., Inc.	25,777	1,154,552
Urban Outfitters, Inc. (b)	3,838	144,155
		9,500,400
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	10,036	562,217
Fossil, Inc. (b)	1,940	164,318
NIKE, Inc. - Class B	12,907	1,225,003
Ralph Lauren Corp.	2,141	323,784
VF Corp.	3,098	493,697
		2,769,019
Consumer Staples (10.7%)
Beverages (2.4%)
Beam, Inc.	5,500	316,470
Brown-Forman Corp. - Class B	5,308	346,347
Coca-Cola Enterprises, Inc.	9,701	303,350
Constellation Brands, Inc. - Class A (b)	5,158	166,861
Dr Pepper Snapple Group, Inc.	7,397	329,389
Molson Coors Brewing Co. - Class B	5,481	246,919
Monster Beverage Corp. (b)	5,358	290,189
PepsiCo, Inc.	54,520	3,858,381
The Coca-Cola Co.	135,686	5,146,570
		11,004,476
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	15,199	1,521,800
CVS Caremark Corp.	44,587	2,158,902
Safeway, Inc.	8,295	133,467
Sysco Corp.	20,558	642,849
The Kroger Co.	19,088	449,331
Wal-Mart Stores, Inc.	58,903	4,347,041
Walgreen Co.	29,970	1,092,107
Whole Foods Market, Inc.	6,019	586,251
		10,931,748
Food Products (1.7%)
Archer-Daniels-Midland Co.	22,998	625,086
Campbell Soup Co.	6,312	219,784
ConAgra Foods, Inc.	14,231	392,633
Dean Foods Co. (b)	6,385	104,395
General Mills, Inc.	22,719	905,352
HJ Heinz Co.	11,172	625,073
Hormel Foods Corp.	4,660	136,258
Kellogg Co.	8,614	444,999
Kraft Foods, Inc. - Class A	62,194	2,571,722
McCormick & Co., Inc.	4,631	287,307
Mead Johnson Nutrition Co.	7,121	521,827
The Hershey Co.	5,296	375,433
The JM Smucker Co.	3,829	330,558
Tyson Foods, Inc. - Class A	10,085	161,562
		7,701,989
Household Products (2.1%)
Clorox Co.	4,513	325,162
Colgate-Palmolive Co.	15,621	1,674,883
Kimberly-Clark Corp.	13,840	1,187,195
The Procter & Gamble Co.	96,527	6,695,113
		9,882,353
Personal Care (0.2%)
Avon Products, Inc.	15,080	240,526
The Estee Lauder Cos., Inc. - Class A	8,413	517,988
		758,514
Tobacco (1.9%)
Altria Group, Inc.	71,242	2,378,771
Lorillard, Inc.	4,558	530,779
Philip Morris International, Inc.	59,078	5,313,475
Reynolds American, Inc.	11,476	497,370
		8,720,395
Energy (11.1%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	15,413	697,130
Cameron International Corp. (b)	8,601	482,258
Diamond Offshore Drilling, Inc.	2,396	157,681
Ensco PLC Class A (d)	8,080	440,845
FMC Technologies, Inc. (b)	8,350	386,605
Halliburton Co.	32,514	1,095,396
Helmerich & Payne, Inc.	3,728	177,490
Nabors Industries, Ltd. (b),(d)	10,138	142,236
National Oilwell Varco, Inc.	14,985	1,200,448
Noble Corp. (d)	8,814	315,365
Rowan Cos. PLC (b)	4,288	144,806
Schlumberger, Ltd.	46,473	3,361,392
		8,601,652
Oil, Gas & Consumable Fuels (9.2%)
Alpha Natural Resources, Inc. (b)	7,693	50,543
Anadarko Petroleum Corp.	17,547	1,226,886
Apache Corp.	13,758	1,189,654
Cabot Oil & Gas Corp. - Class A	7,328	329,027
Chesapeake Energy Corp.	18,189	343,227

See accompanying notes to investments in securities.

	Shares	Value(a)
Chevron Corp.	68,766	$8,015,365
ConocoPhillips	42,565	2,433,867
Consol Energy, Inc.	7,946	238,777
Denbury Resources, Inc. (b)	13,642	220,455
Devon Energy Corp.	13,184	797,632
EOG Resources, Inc.	9,515	1,066,156
EQT Corp.	5,253	309,927
Exxon Mobil Corp.	161,771	14,793,958
Hess Corp.	10,413	559,386
Kinder Morgan, Inc.	19,992	710,116
Marathon Oil Corp.	24,632	728,368
Marathon Petroleum Corp.	11,799	644,107
Murphy Oil Corp.	6,467	347,213
Newfield Exploration Co. (b)	4,730	148,144
Noble Energy, Inc.	6,240	578,510
Occidental Petroleum Corp.	28,426	2,446,342
Peabody Energy Corp.	9,404	209,615
Phillips 66	21,971	1,018,795
Pioneer Natural Resources Co.	4,297	448,607
QEP Resources, Inc.	6,150	194,709
Range Resources Corp.	5,664	395,744
Southwestern Energy Co. (b)	12,158	422,855
Spectra Energy Corp.	22,796	669,291
Sunoco, Inc.	3,617	169,384
Tesoro Corp.	4,840	202,796
The Williams Cos., Inc.	21,955	767,766
Valero Energy Corp.	19,308	611,678
WPX Energy, Inc. (b)	6,886	114,239
		42,403,139
Financial (14.3%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	7,385	418,656
BlackRock, Inc.	4,540	809,482
E*Trade Financial Corp. (b)	8,998	79,272
Federated Investors, Inc. - Class B	3,284	67,946
Franklin Resources, Inc.	4,843	605,714
Invesco, Ltd.	15,553	388,670
Legg Mason, Inc.	4,212	103,952
Morgan Stanley	48,463	811,271
Northern Trust Corp.	7,670	356,003
State Street Corp.	16,791	704,550
T Rowe Price Group, Inc.	8,908	563,876
The Bank of New York Mellon Corp.	41,399	936,445
The Charles Schwab Corp.	38,401	491,149
The Goldman Sachs Group, Inc.	15,794	1,795,462
		8,132,448
Commercial Banks (2.8%)
BB&T Corp.	24,501	812,453
Comerica, Inc.	6,768	210,146
Fifth Third Bancorp	32,132	498,367
First Horizon National Corp.	8,719	83,964
Huntington Bancshares, Inc.	30,083	207,573
KeyCorp	33,064	288,979
M&T Bank Corp.	4,218	401,385
PNC Financial Services Group, Inc.	18,567	1,171,578
Regions Financial Corp.	49,532	357,126
SunTrust Banks, Inc.	18,795	531,335
US Bancorp	66,422	2,278,275
Wells Fargo & Co.	172,161	5,944,719
Zions Bancorporation	6,432	132,853
		12,918,753
Consumer Finance (0.9%)
American Express Co.	34,565	1,965,366
Capital One Financial Corp.	20,368	1,161,179
Discover Financial Services	18,045	716,928
SLM Corp.	16,450	258,594
		4,102,067
Diversified Financial Services (3.0%)
Bank of America Corp.	377,690	3,335,003
Citigroup, Inc.	102,772	3,362,700
CME Group, Inc.	10,721	614,313
IntercontinentalExchange, Inc. (b)	2,625	350,201
JPMorgan Chase & Co.	133,131	5,389,145
Leucadia National Corp.	6,918	157,384
Moody’s Corp.	6,757	298,457
NYSE Euronext	8,621	212,508
The NASDAQ OMX Group, Inc.	4,152	96,721
		13,816,432
Diversified REIT’s (0.1%)
Vornado Realty Trust	5,926	480,302
Industrial REIT’s (0.1%)
ProLogis, Inc.	16,078	563,212
Insurance (3.7%)
ACE, Ltd. (d)	11,928	901,757
Aflac, Inc.	16,431	786,716
American International Group, Inc. (b)	40,872	1,340,193
Aon PLC (d)	11,299	590,825
Assurant, Inc.	2,841	105,969
Berkshire Hathaway, Inc. - Class B (b)	64,269	5,668,526
Chubb Corp.	9,317	710,701
Cincinnati Financial Corp.	5,126	194,224
Genworth Financial, Inc. - Class A (b)	17,165	89,773

See accompanying notes to investments in securities.

	Shares	Value(a)
Hartford Financial Services Group, Inc.	15,273	$296,907
Lincoln National Corp.	9,783	236,651
Loews Corp.	10,952	451,880
Marsh & McLennan Cos., Inc.	19,054	646,502
MetLife, Inc.	37,227	1,282,842
Principal Financial Group, Inc.	9,722	261,911
Prudential Financial, Inc.	16,279	887,368
The Allstate Corp.	16,994	673,132
The Progressive Corp.	19,640	407,334
The Travelers Cos., Inc.	13,487	920,623
Torchmark Corp.	3,338	171,406
Unum Group	9,817	188,683
XL Group PLC (d)	10,713	257,433
		17,071,356
Office REIT’s (0.1%)
Boston Properties, Inc.	5,326	589,109
Real Estate Services (0.0%)
CBRE Group, Inc. (b)	10,582	194,815
Residential REIT’s (0.3%)
Apartment Investment & Management Co. - Class A	5,100	132,549
AvalonBay Communities, Inc.	3,411	463,862
Equity Residential	10,499	604,007
		1,200,418
Retail REIT’s (0.4%)
Kimco Realty Corp.	14,211	288,057
Simon Property Group, Inc.	10,686	1,622,242
		1,910,299
Specialized REIT’s (1.0%)
American Tower Corp.	13,880	990,893
HCP, Inc.	15,053	669,557
Health Care REIT, Inc.	8,920	515,130
Host Hotels & Resorts, Inc.	25,323	406,434
Plum Creek Timber Co., Inc.	5,609	245,899
Public Storage	5,071	705,731
Ventas, Inc.	10,352	644,412
Weyerhaeuser Co.	18,771	490,666
		4,668,722
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,658	132,598
People’s United Financial, Inc.	12,310	149,443
		282,041
Health Care (11.8%)
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc. (b)	6,809	778,950
Amgen, Inc.	27,013	2,277,736
Biogen Idec, Inc. (b)	8,267	1,233,684
Celgene Corp. (b)	15,120	1,155,168
Gilead Sciences, Inc. (b)	26,548	1,760,929
		7,206,467
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	19,129	1,152,714
Becton Dickinson and Co.	6,979	548,270
Boston Scientific Corp. (b)	49,729	285,444
CareFusion Corp. (b)	7,750	220,023
Covidien PLC (d)	16,843	1,000,811
CR Bard, Inc.	2,732	285,904
DENTSPLY International, Inc.	4,937	188,297
Edwards Lifesciences Corp. (b)	4,085	438,606
Intuitive Surgical, Inc. (b)	1,405	696,360
Medtronic, Inc.	35,752	1,541,626
St Jude Medical, Inc.	10,959	461,703
Stryker Corp.	10,133	564,003
Varian Medical Systems, Inc. (b)	3,866	233,197
Zimmer Holdings, Inc.	6,151	415,931
		8,032,889
Health Care Providers & Services (1.9%)
Aetna, Inc.	11,712	463,795
AmerisourceBergen Corp.	8,758	339,022
Cardinal Health, Inc.	11,953	465,809
CIGNA Corp.	10,053	474,200
Coventry Health Care, Inc.	4,687	195,401
DaVita, Inc. (b)	2,984	309,172
Express Scripts Holding Co. (b)	28,414	1,780,706
Humana, Inc.	5,699	399,785
Laboratory Corp. of America Holdings (b)	3,354	310,144
McKesson Corp.	8,321	715,856
Patterson Cos., Inc.	2,964	101,487
Quest Diagnostics, Inc.	5,576	353,686
Tenet Healthcare Corp. (b)	14,605	91,573
UnitedHealth Group, Inc.	36,132	2,002,074
WellPoint, Inc.	11,396	661,082
		8,663,792
Health Care Technology (0.1%)
Cerner Corp. (b)	5,086	393,707
Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	12,136	466,629
Life Technologies Corp. (b)	6,123	299,292
PerkinElmer, Inc.	3,914	115,346
Thermo Fisher Scientific, Inc.	12,827	754,613
Waters Corp. (b)	3,037	253,073
		1,888,953

See accompanying notes to investments in securities.

	Shares	Value(a)
Pharmaceuticals (6.1%)
Abbott Laboratories	55,049	$3,774,159
Allergan, Inc.	10,819	990,804
Bristol-Myers Squibb Co.	58,843	1,985,951
Eli Lilly & Co.	35,788	1,696,709
Forest Laboratories, Inc. (b)	8,194	291,788
Hospira, Inc. (b)	5,786	189,897
Johnson & Johnson	96,624	6,658,360
Merck & Co., Inc.	106,737	4,813,839
Mylan, Inc. (b)	14,190	346,236
Perrigo Co.	3,081	357,920
Pfizer, Inc.	261,776	6,505,134
Watson Pharmaceuticals, Inc. (b)	4,515	384,497
		27,995,294
Industrials (9.5%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	11,622	768,447
Honeywell International, Inc.	27,356	1,634,521
L-3 Communications Holdings, Inc.	3,402	243,957
Lockheed Martin Corp.	9,437	881,227
Northrop Grumman Corp.	8,664	575,550
Precision Castparts Corp.	5,151	841,364
Raytheon Co.	11,641	665,400
Rockwell Collins, Inc.	4,965	266,323
The Boeing Co.	23,713	1,650,899
United Technologies Corp.	29,398	2,301,569
		9,829,257
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,679	332,505
Expeditors International of Washington, Inc.	7,318	266,083
FedEx Corp.	10,234	866,001
United Parcel Service, Inc. - Class B	25,192	1,802,991
		3,267,580
Airlines (0.0%)
Southwest Airlines Co.	26,041	228,380
Building Products (0.0%)
Masco Corp.	12,471	187,689
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,519	111,975
Cintas Corp.	3,744	155,189
Iron Mountain, Inc.	5,293	180,544
Pitney Bowes, Inc.	6,992	96,629
Republic Services, Inc.	10,497	288,772
RR Donnelley & Sons Co.	6,243	66,176
Stericycle, Inc. (b)	3,051	276,176
Waste Management, Inc.	15,271	489,894
		1,665,355
Construction & Engineering (0.2%)
Fluor Corp.	5,806	326,762
Jacobs Engineering Group, Inc. (b)	4,559	184,320
Quanta Services, Inc. (b)	7,391	182,558
		693,640
Electrical Equipment (0.5%)
Cooper Industries PLC (d)	5,612	421,237
Emerson Electric Co.	25,490	1,230,402
Rockwell Automation, Inc.	4,984	346,637
Roper Industries, Inc.	3,399	373,516
		2,371,792
Industrial Conglomerates (2.5%)
3M Co.	22,290	2,060,042
General Electric Co.	370,031	8,403,404
Textron, Inc.	9,777	255,864
Tyco International Ltd. (d)	16,065	903,817
		11,623,127
Machinery (2.0%)
Caterpillar, Inc.	22,895	1,969,886
Cummins, Inc.	6,206	572,255
Danaher Corp.	20,470	1,128,920
Deere & Co.	13,727	1,132,340
Dover Corp.	6,413	381,509
Eaton Corp.	11,793	557,337
Flowserve Corp.	1,787	228,271
Illinois Tool Works, Inc.	15,116	898,949
Ingersoll-Rand PLC (d)	10,047	450,307
Joy Global, Inc.	3,720	208,543
PACCAR, Inc.	12,356	494,549
Pall Corp.	4,076	258,785
Parker Hannifin Corp.	5,258	439,464
Snap-On, Inc.	2,038	146,471
Xylem, Inc.	6,418	161,413
		9,028,999
Professional Services (0.1%)
Dun & Bradstreet Corp.	1,539	122,535
Equifax, Inc.	4,159	193,727
Robert Half International, Inc.	4,951	131,845
		448,107
Road & Rail (0.8%)
CSX Corp.	36,447	756,275
Norfolk Southern Corp.	11,198	712,529
Ryder System, Inc.	1,749	68,316

See accompanying notes to investments in securities.

	Shares	Value(a)
Union Pacific Corp.	16,632	$1,974,218
		3,511,338
Trading Companies & Distributors (0.2%)
Fastenal Co.	9,445	406,041
WW Grainger, Inc.	2,155	449,037
		855,078
Information Technology (19.8%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	185,396	3,539,210
F5 Networks, Inc. (b)	2,742	287,087
Harris Corp.	3,946	202,114
JDS Uniphase Corp. (b)	8,063	99,860
Juniper Networks, Inc. (b)	18,393	314,704
Motorola Solutions, Inc.	10,034	507,219
QUALCOMM, Inc.	59,696	3,730,403
		8,680,597
Computers & Peripherals (5.8%)
Apple, Inc. (c)	32,853	21,921,493
Dell, Inc.	51,064	503,491
EMC Corp. (b)	73,551	2,005,736
Hewlett-Packard Co.	68,906	1,175,537
Lexmark International, Inc. - Class A	2,412	53,667
NetApp, Inc. (b)	12,673	416,688
SanDisk Corp. (b)	8,398	364,725
Western Digital Corp.	7,799	302,055
		26,743,392
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	5,658	333,143
Corning, Inc.	52,184	686,220
FLIR Systems, Inc.	5,274	105,348
Jabil Circuit, Inc.	6,553	122,672
Molex, Inc.	4,791	125,908
Seagate Technology PLC (d)	12,360	383,160
TE Connectivity, Ltd. (d)	14,932	507,837
		2,264,288
Internet Software & Services (2.2%)
Akamai Technologies, Inc. (b)	6,218	237,901
eBay, Inc. (b)	40,646	1,967,673
Google, Inc. - Class A (b)	9,284	7,004,778
VeriSign, Inc. (b)	5,417	263,754
Yahoo!, Inc. (b)	36,534	583,630
		10,057,736
IT Services (3.8%)
Accenture PLC Class A (d)	22,247	1,557,957
Automatic Data Processing, Inc.	16,980	996,047
Cognizant Technology Solutions Corp. - Class A (b)	10,464	731,643
Computer Sciences Corp.	5,359	172,613
Fidelity National Information Services, Inc.	8,776	273,987
Fiserv, Inc. (b)	4,766	352,827
International Business Machines Corp.	37,647	7,809,870
Mastercard, Inc. - Class A	3,771	1,702,531
Paychex, Inc.	11,268	375,112
SAIC, Inc.	9,943	119,714
Teradata Corp. (b)	5,949	448,614
The Western Union Co.	21,111	384,642
Total System Services, Inc.	5,605	132,839
Visa, Inc. - Class A	18,318	2,459,741
		17,518,137
Office Electronics (0.1%)
Xerox Corp.	45,812	336,260
Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc. (b)	21,077	71,029
Altera Corp.	11,167	379,510
Analog Devices, Inc.	10,419	408,321
Applied Materials, Inc.	43,369	484,215
Broadcom Corp. - Class A (b)	18,023	623,235
First Solar, Inc. (b)	2,032	44,999
Intel Corp.	175,335	3,976,598
KLA-Tencor Corp.	5,825	277,882
Lam Research Corp. (b)	6,375	202,629
Linear Technology Corp.	8,010	255,119
LSI Corp. (b)	19,540	135,021
Microchip Technology, Inc.	6,701	219,391
Micron Technology, Inc. (b)	35,660	213,425
NVIDIA Corp. (b)	21,710	289,611
Teradyne, Inc. (b)	6,574	93,482
Texas Instruments, Inc.	39,865	1,098,281
Xilinx, Inc.	9,105	304,198
		9,076,946
Software (3.5%)
Adobe Systems, Inc. (b)	17,226	559,156
Autodesk, Inc. (b)	7,927	264,524
BMC Software, Inc. (b)	5,141	213,300
CA, Inc.	11,999	309,154
Citrix Systems, Inc. (b)	6,595	504,979
Electronic Arts, Inc. (b)	11,101	140,872
Intuit, Inc.	9,674	569,605
Microsoft Corp.	264,424	7,874,547
Oracle Corp.	133,468	4,202,907
Red Hat, Inc. (b)	6,735	383,491
Salesforce.com, Inc. (b)	4,482	684,357
Symantec Corp. (b)	24,635	443,430
		16,150,322

See accompanying notes to investments in securities.

	Shares	Value(a)
Materials (3.4%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	7,384	$610,657
Airgas, Inc.	2,449	201,553
CF Industries Holdings, Inc.	2,198	488,483
Eastman Chemical Co.	5,317	303,122
Ecolab, Inc.	9,226	597,937
EI du Pont de Nemours & Co.	32,606	1,639,104
FMC Corp.	4,789	265,215
International Flavors & Fragrances, Inc.	2,877	171,412
LyondellBasell Industries NV Class A (d)	11,888	614,134
Monsanto Co.	18,730	1,704,805
PPG Industries, Inc.	5,402	620,366
Praxair, Inc.	10,432	1,083,676
Sigma-Aldrich Corp.	4,190	301,554
The Dow Chemical Co.	41,988	1,215,972
The Mosaic Co.	9,692	558,356
The Sherwin-Williams Co.	2,994	445,836
		10,822,182
Construction Materials (0.0%)
Vulcan Materials Co.	4,467	211,289

Containers & Packaging (0.1%)
Ball Corp.	5,348	226,274
Bemis Co., Inc.	3,543	111,498
Owens-Illinois, Inc. (b)	5,785	108,527
Sealed Air Corp.	6,124	94,677
		540,976
Metals & Mining (0.8%)
Alcoa, Inc.	37,390	330,902
Allegheny Technologies, Inc.	3,756	119,816
Cliffs Natural Resources, Inc.	4,947	193,576
Freeport-McMoRan Copper & Gold, Inc.	33,267	1,316,708
Newmont Mining Corp.	17,406	974,910
Nucor Corp.	11,072	423,615
Titanium Metals Corp.	2,576	33,050
United States Steel Corp.	5,056	96,418
		3,488,995
Paper & Forest Products (0.2%)
International Paper Co.	15,264	554,388
MeadWestvaco Corp.	5,985	183,141
		737,529
Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	202,181	7,622,224
CenturyLink, Inc.	21,821	881,568
Frontier Communications Corp.	34,994	171,471
Verizon Communications, Inc.	99,842	4,549,800
Windstream Corp.	20,547	207,730
		13,432,793
Wireless Telecommunication Services (0.3%)
Crown Castle International Corp. (b)	10,270	658,307
MetroPCS Communications, Inc. (b)	11,080	129,747
Sprint Nextel Corp. (b)	105,151	580,433
		1,368,487
Utilities (3.5%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	17,014	747,595
Duke Energy Corp.	24,679	1,599,199
Edison International	11,378	519,861
Entergy Corp.	6,176	427,997
Exelon Corp.	29,914	1,064,340
FirstEnergy Corp.	14,605	644,081
NextEra Energy, Inc.	14,816	1,042,009
Northeast Utilities	10,952	418,695
Pepco Holdings, Inc.	7,938	150,028
Pinnacle West Capital Corp.	3,823	201,854
PPL Corp.	20,256	588,437
Southern Co.	30,658	1,413,027
		8,817,123
Gas Utilities (0.1%)
AGL Resources, Inc.	4,077	166,790
Oneok, Inc.	7,210	348,315
		515,105
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	7,952	170,093
The AES Corp. (b)	21,757	238,675
		408,768

Multi-Utilities (1.4%)
Ameren Corp.	8,473	276,813
CenterPoint Energy, Inc.	14,923	317,860
CMS Energy Corp.	9,286	218,685
Consolidated Edison, Inc.	10,229	612,615
Dominion Resources, Inc.	20,094	1,063,777
DTE Energy Co.	6,019	360,779
Integrys Energy Group, Inc.	2,706	141,253
NiSource, Inc.	9,902	252,303
PG&E Corp.	14,946	637,746
Public Service Enterprise Group, Inc.	17,667	568,524
SCANA Corp.	4,601	222,090
Sempra Energy	7,878	508,052

See accompanying notes to investments in securities.

	Shares	Value(a)
TECO Energy, Inc.	7,134	$126,557
Wisconsin Energy Corp.	8,048	303,168
Xcel Energy, Inc.	17,006	471,236
		6,081,458
Total common stocks (cost: $ 190,519,074)		451,350,145

Short-Term Securities (1.7%)
Investment Companies (1.7%)
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	1,400,000	1,400,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	6,608,319	6,608,319
Total short-term securities (cost: $ 8,008,319)		8,008,319
Total investments in securities (cost: $ 198,527,393) (e)		459,358,464
Cash and other assets in excess of liabilities (0.1%)		393,394
Total net assets (100.0%)		$459,751,858

Investments in Securities Legend

(a)     Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)     Non-income producing security.

(c)      Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2012, securities with an aggregate market value of $3,336,300 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

S&P 500® E-Mini Future	December 2012	106	Long	$(47,952)
		106		$(47,952)

(d)     The Fund held 1.8% of net assets in foreign securities at September 30, 2012.

(e)      At September 30, 2012 the cost of securities for federal income tax purposes was $202,599,153. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$252,739,128
Gross unrealized depreciation	4,020,183
Net unrealized appreciation	$256,759,311

See accompanying notes to investments in securities.

Advantus International Bond Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (78.0%)
Australia (5.0%)
Government (5.0%)
New South Wales Treasury Corp. (AUD)
5.500%, 08/01/13	485,000	$515,318
5.500%, 03/01/17	1,440,000	1,647,529
Queensland Treasury Corp. (AUD)
6.000%, 08/14/13	1,325,000	1,415,311
6.000%, 08/21/13	595,000	635,569
6.000%, 09/14/17	585,000	685,813
Western Australia Treasury Corp. (AUD) 8.000% , 06/15/13	1,077,000	1,160,270
		6,059,810
Brazil (5.9%)
Government (5.9%)
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,473,604
6.000%, 08/15/16	114,000	135,307
6.000%, 08/15/18	110,000	133,885
6.000%, 05/15/45	2,000,000	2,740,396
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000% , 01/01/17	3,300,000	1,679,687
		7,162,879
Hungary (3.4%)
Government (3.4%)
Hungary Government Bond (HUF)
5.500%, 02/12/14	29,800,000	132,844
5.500%, 02/12/16	21,500,000	93,574
6.500%, 06/24/19	19,100,000	83,701
6.750%, 02/12/13	15,200,000	68,485
6.750%, 08/22/14	85,600,000	388,547
6.750%, 02/24/17	19,200,000	86,340
6.750%, 11/24/17	85,860,000	385,484
7.000%, 06/24/22	12,300,000	54,438
7.500%, 10/24/13	12,300,000	56,059
7.500%, 11/12/20	1,400,000	6,399
7.750%, 08/24/15	2,200,000	10,150
8.000%, 02/12/15	13,800,000	63,991
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	36,052
3.875%, 02/24/20	150,000	169,413
4.375%, 07/04/17	175,000	212,426
5.750%, 06/11/18	530,000	673,751
6.250%, 01/29/20	735,000	797,387
6.375%, 03/29/21	810,000	881,928
		4,200,969
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875% , 05/11/22 (c)	340,000	370,600

Indonesia (4.7%)
Government (4.7%)
Indonesia Treasury Bond (IDR)
9.500%, 07/15/23	18,680,000,000	2,453,441
10.000%, 09/15/24	1,959,000,000	268,285
10.250%, 07/15/22	2,155,000,000	293,207
11.000%, 11/15/20	6,128,000,000	846,933
12.800%, 06/15/21	8,576,000,000	1,305,507
12.900%, 06/15/22	3,361,000,000	524,381
		5,691,754
Ireland (8.3%)
Government (8.3%)
Ireland Government Bond (EUR)
4.400%, 06/18/19	125,000	156,393
4.500%, 10/18/18	98,000	125,406
4.500%, 04/18/20	546,000	675,737
4.600%, 04/18/16	88,000	118,139
5.000%, 10/18/20	2,716,000	3,465,481
5.400%, 03/13/25	2,546,000	3,253,349
5.500%, 10/18/17	1,371,000	1,897,569
5.900%, 10/18/19	310,000	420,070
		10,112,144
Israel (1.0%)
Government (1.0%)
Israel Government Bond - Fixed (ILS) 3.500% , 09/30/13	2,776,000	716,682
Israel Government Bond - Shahar (ILS) 5.000% , 03/31/13	1,836,000	474,120
		1,190,802
Lithuania (2.0%)
Government (2.0%)
Lithuania Government International Bond (USD) 6.125% , 03/09/21 (c)	100,000	119,250
Republic of Lithuania (USD)
6.750%, 01/15/15 (c)	1,130,000	1,243,000
7.375%, 02/11/20 (c)	900,000	1,143,000
		2,505,250

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Malaysia (0.9%)
Government (0.9%)
Malaysia Government Bond (MYR)
3.210%, 05/31/13	1,175,000	$384,950
3.434%, 08/15/14	170,000	55,973
3.461%, 07/31/13	510,000	167,487
3.700%, 05/15/13	205,000	67,357
3.702%, 02/25/13	121,000	39,696
5.094%, 04/30/14	1,055,000	355,963
8.000%, 10/30/13	20,000	6,888
		1,078,314
Mexico (7.2%)
Government (7.2%)
Mexican Bonos (MXN)
7.750%, 12/14/17	5,000,000	437,638
8.000%, 12/19/13	41,050,000	3,318,862
8.000%, 12/17/15	26,500,000	2,252,753
9.000%, 12/20/12	2,400,000	188,460
9.000%, 06/20/13	23,010,000	1,844,497
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,326,296	113,835
3.500%, 12/14/17	2,402,711	212,408
4.000%, 06/13/19	1,657,870	153,931
4.500%, 12/18/14	969,253	82,052
5.000%, 06/16/16	2,426,738	218,808
		8,823,244
Philippines (0.1%)
Government (0.1%)
Philippine Government Bond (PHP)
5.250%, 01/07/13	440,000	10,672
6.250%, 01/27/14	780,000	19,789
7.000%, 01/27/16	1,240,000	32,904
8.750%, 03/03/13	3,150,000	77,974
9.125%, 09/04/16	730,000	20,615
		161,954
Poland (10.5%)
Government (10.5%)
Poland Government Bond (PLN)
4.205%, 07/25/14 (d)	330,000	95,882
4.677%, 01/25/14 (d)	2,805,000	830,498
4.721%, 10/25/12 (d)	1,220,000	379,799
4.728%, 07/25/13 (d)	3,082,000	931,272
4.957%, 01/25/13 (d)	4,120,000	1,269,612
5.000%, 10/24/13	1,720,000	541,951
5.250%, 04/25/13	1,430,000	448,835
5.500%, 04/25/15	905,000	291,963
5.750%, 04/25/14	9,665,000	3,092,993
5.750%, 09/23/22	5,900,000	1,995,489
6.250%, 10/24/15	2,450,000	811,046
Poland Government International Bond (USD) 6.375% , 07/15/19	1,700,000	2,099,500
		12,788,840
Russia (3.0%)
Government (3.0%)
Russian Foreign Bond (USD) 7.500% , 03/31/30 (c) (e)	2,865,800	3,618,072

Serbia (0.3%)
Government (0.3%)
Republic of Serbia (USD) 7.250% , 09/28/21 (c) (f) (g)	410,000	433,575

Singapore (1.4%)
Government (1.4%)
Singapore Government Bond (SGD) 0.250% , 02/01/14	2,100,000	1,711,057

South Korea (14.7%)
Financial (1.8%)
Korea Monetary Stabilization Bond (KRW)
3.280%, 06/09/13	284,130,000	256,420
3.280%, 06/02/14	476,450,000	431,785
3.380%, 05/09/13	414,000,000	373,685
3.470%, 02/02/14	273,450,000	248,095
3.480%, 12/02/13	198,860,000	180,254
3.590%, 10/02/13	115,990,000	105,139
3.590%, 04/02/14	401,900,000	365,597
3.760%, 06/02/13	66,280,000	59,999
3.830%, 04/02/13	41,430,000	37,460
3.900%, 08/02/13	124,290,000	112,818
		2,171,252
Government (12.9%)

Korea Treasury Bond (KRW)
3.000%, 12/10/13	10,803,920,000	9,741,030
3.500%, 06/10/14	4,090,410,000	3,720,964
3.750%, 06/10/13	2,111,060,000	1,911,273
4.250%, 12/10/12	125,000,000	112,758
5.250%, 03/10/13	272,670,000	247,894
		15,733,919
		17,905,171
Sri Lanka (1.2%)
Government (1.2%)
Sri Lanka Government Bonds (LKR)
6.500%, 07/15/15 (h)	4,310,000	28,353
7.000%, 03/01/14 (h)	140,000	1,001
7.500%, 08/01/13 (h)	90,000	667

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
11.000%, 08/01/15 (h)	82,800,000	$606,409
11.000%, 09/01/15 (h)	120,750,000	883,320
11.750%, 04/01/14 (h)	130,000	989
		1,520,739
Sweden (3.9%)
Government (3.9%)
Kommuninvest I Sverige (SEK) 1.750% , 10/08/12	700,000	106,767
Sweden Government Bond (SEK)
1.500%, 08/30/13	16,080,000	2,470,345
5.500%, 10/08/12	10,355,000	1,580,399
6.750%, 05/05/14	3,360,000	561,339
		4,718,850
Ukraine (2.5%)
Government (2.5%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400% , 04/20/18 (h) (c)	200,000	176,000
Ukraine Government International Bond (EUR)
4.950%, 10/13/15 (c)	100,000	118,358
6.250%, 06/17/16 (c)	200,000	192,156
7.650%, 06/11/13 (c)	100,000	100,650
7.750%, 09/23/20 (c)	100,000	98,871
7.950%, 02/23/21 (c)	410,000	408,430
9.250%, 07/24/17 (c)	1,840,000	1,932,846
		3,027,311
United States (0.3%)
Government (0.3%)
County of Bexar (USD) 5.250% , 08/15/47	50,000	56,352
State of California (USD) 7.625% , 03/01/40	275,000	374,154
		430,506
Venezuela (0.6%)
Government (0.6%)
Venezuela Government International Bond (USD) 10.750% , 09/19/13 (i)	780,000	799,500

Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD) 6.750% , 01/29/20 (c)	880,000	976,800
Total long-term debt securities (cost: $ 88,530,591)		95,288,141

Short-Term Securities (17.0%)
Hungary (0.0%)
Hungary Treasury Bills (HUF) 6.864% , 07/24/13 (d)	6,500,000	27,825

Malaysia (3.7%)
Bank Negara Malaysia Monetary Notes (MYR)
2.297%, 09/26/13 (d)	400,000	127,239
2.830%, 11/01/12 (d)	70,000	22,848
2.831%, 10/25/12 (d)	415,000	135,525
2.864%, 02/19/13 (d)	925,000	299,217
2.870%, 06/11/13 (d)	590,000	189,165
2.870%, 08/15/13 (d)	1,000,000	319,069
2.870%, 08/06/13 (d)	810,000	259,718
2.870%, 07/11/13 (d)	270,000	86,373
2.870%, 07/25/13 (d)	505,000	161,382
2.870%, 08/27/13 (d)	440,000	140,228
2.871%, 03/14/13 (d)	210,000	67,803
2.872%, 02/26/13 (d)	1,315,000	425,130
2.880%, 03/07/13 (d)	50,000	16,150
2.887%, 01/10/13 (d)	563,000	182,706
2.890%, 06/20/13 (d)	680,000	217,873
2.891%, 05/23/13 (d)	960,000	308,213
2.900%, 09/17/13 (d)	345,000	109,800
2.900%, 01/15/13 (d)	725,000	235,180
2.900%, 01/17/13 (d)	1,040,000	337,306
2.900%, 09/05/13 (d)	150,000	47,785
2.936%, 06/18/13 (d)	825,000	264,371
2.961%, 12/20/12 (d)	70,000	22,754
2.988%, 10/09/12 (d)	65,000	21,255
2.989%, 12/04/12 (d)	80,000	26,040
2.990%, 10/16/12 (d)	50,000	16,341
2.992%, 10/23/12 (d)	65,000	21,230
3.003%, 03/12/13 (d)	870,000	280,898
3.022%, 11/22/12 (d)	175,000	57,020
3.026%, 12/11/12 (d)	225,000	73,195
Malaysia Treasury Bill (MYR)
2.870%, 03/22/13 (d)	100,000	32,261
2.870%, 05/31/13 (d)	100,000	32,086
2.890%, 01/25/13 (d)	40,000	12,965
		4,549,126
Norway (2.7%)
Norway Treasury Bill (NOK) 1.509% , 03/20/13 (d)	18,580,000	3,221,187

Philippines (0.1%)
Philippine Treasury Bills (PHP)
1.336%, 02/20/13 (d)	760,000	18,165
1.617%, 07/24/13 (d)	90,000	2,134
1.716%, 08/22/13 (d)	640,000	15,151
1.757%, 09/04/13 (d)	1,380,000	32,646

See accompanying notes to investments in securities.

	Shares/ Principal(b)	Value(a)
2.182%, 03/06/13 (h) (d)	2,250,000	$53,597
		121,693
South Korea (0.1%)
Korea Monetary Stabilization Bond (KRW) 3.253% , 12/18/12 (d)	103,580,000	93,267

Sweden (0.6%)
Sweden Treasury Bill (SEK)
0.837%, 03/20/13 (h) (d)	3,200,000	485,783
0.889%, 12/19/12 (d)	1,350,000	205,552
		691,335
United States (4.9%)
Federal Home Loan Bank (USD) 0.000% , 10/01/12 (d)	6,015,000	6,015,000

Investment Company (4.9%)
United States (4.9%)
Dreyfus Treasury Cash Management Fund (USD) 0.000%	6,005,584	6,005,584
Total short-term securities (cost: $ 20,656,724)		20,725,017
Total investments in securities (cost: $ 109,187,315) (j)		116,013,158
Cash and other assets in excess of liabilities (5.0%)		6,121,046
Total net assets (100.0%)		$122,134,204

See accompanying notes to investments in securities.

Foreign Foward Currency Contracts

On September 30, 2012, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/03/12	47,841	USD	2,100,000	PHP	$2,499	HSB
10/04/12	261,332	USD	11,381,000	PHP	11,486	DBK
10/04/12	207,096	USD	9,129,000	PHP	11,738	HSB
10/05/12	312,445	USD	13,607,000	PHP	13,727	DBK
10/05/12	306,824	USD	13,611,000	PHP	19,444	HSB
10/09/12	256,634	USD	11,170,000	PHP	11,102	DBK
10/09/12	82,416	USD	3,595,000	PHP	3,753	JPS
10/11/12	205,353	USD	8,939,000	PHP	8,900	DBK
10/11/12	926,014	USD	12,237,000	MXN	24,326	DBK
10/11/12	100,313	USD	5,714,000	INR	7,845	DBK
10/11/12	205,905	USD	8,955,000	PHP	8,732	HSB
10/11/12	102,803	USD	4,471,000	PHP	4,359	HSB
10/11/12	102,247	USD	4,460,000	PHP	4,652	JPS
10/12/12	60,985	USD	2,662,000	PHP	2,817	DBK
10/12/12	322,262	USD	1,023,987	MYR	12,507	DBK
10/12/12	50,876	USD	2,887,000	INR	3,760	DBK
10/12/12	162,026	USD	9,191,000	INR	11,913	JPS
10/12/12	145,156	USD	6,278,000	PHP	5,314	JPS
10/15/12	139,061	USD	441,908	MYR	5,378	DBK
10/15/12	101,707	USD	4,438,000	PHP	4,656	HSB
10/15/12	170,497	USD	7,449,000	PHP	8,030	JPS
10/15/12	86,478	USD	3,754,000	PHP	3,493	JPS
10/17/12	300,000	EUR	411,981	USD	26,214	HSB
10/17/12	300,000	EUR	411,986	USD	26,219	HSB
10/17/12	404,000	EUR	554,813	USD	35,314	HSB
10/18/12	162,341	EUR	1,279,000	NOK	14,227	BCB
10/18/12	162,975	EUR	1,284,000	NOK	14,282	BCB
10/19/12	55,668	USD	2,431,000	PHP	2,591	DBK
10/19/12	205,376	USD	8,856,000	PHP	6,857	HSB
10/19/12	43,840	USD	2,450,000	INR	2,461	JPS
10/22/12	222,584	USD	9,718,000	PHP	10,294	DBK
10/22/12	112,365	USD	4,880,000	PHP	4,578	JPS
10/24/12	28,881	EUR	39,685	USD	2,545	BCB
10/25/12	220,162	EUR	305,453	USD	22,327	BCB
10/26/12	30,914	EUR	43,038	USD	3,282	CIT
10/29/12	328,001	EUR	2,563,000	NOK	24,830	BCB
10/29/12	77,302	USD	3,993,000	INR	(1,992)	DBK
10/29/12	79,245	USD	4,087,000	INR	(2,162)	HSB
10/29/12	110,290	USD	4,747,000	PHP	3,451	JPS
10/29/12	20,370	USD	880,000	PHP	715	MSC
10/31/12	163,920	USD	8,432,000	INR	(4,951)	DBK
10/31/12	118,309	USD	6,087,000	INR	(3,551)	HSB
11/08/12	13,826,020	JPY	178,490	USD	998	CIT
11/08/12	310,544	EUR	2,447,400	NOK	26,934	UBS
11/13/12	13,582,000	JPY	176,069	USD	1,703	BCB
11/14/12	19,766,000	JPY	256,368	USD	2,609	BCB
11/14/12	39,315	USD	1,700,000	PHP	1,402	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
11/14/12	18,200,000	JPY	232,766	USD	$(888)	MSC
11/14/12	13,769,800	JPY	178,817	USD	2,038	UBS
11/16/12	45,867,000	JPY	600,644	USD	11,787	DBK
11/19/12	56,774,000	JPY	745,066	USD	16,163	BCB
11/19/12	11,968,000	JPY	156,793	USD	3,140	HSB
11/19/12	22,904,000	JPY	299,771	USD	5,714	JPS
11/19/12	18,297,000	JPY	239,961	USD	5,052	UBS
11/21/12	63,773,000	JPY	838,016	USD	19,243	BCB
11/26/12	134,288	USD	7,590,000	INR	8,106	DBK
11/26/12	155,117	USD	8,758,000	INR	9,188	HSB
12/03/12	100,000	EUR	134,590	USD	5,939	DBK
12/04/12	245,056	USD	13,884,000	INR	15,033	DBK
12/04/12	283,205	USD	16,044,000	INR	17,347	HSB
12/06/12	94,681	USD	5,367,000	INR	5,824	DBK
12/07/12	180,116	USD	10,227,000	INR	11,366	DBK
12/07/12	202,851	EUR	272,713	USD	11,729	HSB
12/07/12	30,600	EUR	38,207	USD	(1,162)	UBS
12/10/12	47,993	USD	2,730,000	INR	3,095	HSB
12/11/12	49,076	USD	2,769,000	INR	2,733	DBK
12/12/12	89,000	EUR	119,856	USD	5,344	BCB
12/13/12	122,158	USD	6,890,000	INR	6,711	HSB
12/17/12	409,828	USD	1,323,172	MYR	20,731	JPS
12/18/12	124,894	USD	6,930,000	INR	4,610	DBK
12/20/12	115,519	USD	6,313,000	INR	2,414	DBK
12/20/12	616,157	EUR	807,073	USD	14,206	UBS
12/24/12	103,385	USD	5,688,000	INR	2,799	JPS
12/26/12	157,882	USD	8,607,000	INR	2,739	DBK
12/27/12	106,910	USD	,000	INR	935	HSB
01/09/13	1,943,160	USD	7,507,400	ILS	(35,429)	DBK
01/09/13	3,478,358	EUR	31,461,400	SEK	299,454	DBK
01/10/13	9,980,000	JPY	130,817	USD	2,601	CIT
01/10/13	320,627	USD	1,023,987	MYR	12,070	HSB
01/11/13	19,970,000	JPY	261,833	USD	5,270	BCB
01/11/13	9,950,000	JPY	130,364	USD	2,532	UBS
01/11/13	2,481,000	EUR	3,173,447	USD	(19,946)	UBS
01/14/13	252,202	EUR	321,646	USD	(2,984)	BCB
01/14/13	204,914	EUR	261,384	USD	(2,378)	CIT
01/14/13	482,000	EUR	618,936	USD	(1,486)	DBK
01/14/13	141,863	EUR	180,939	USD	(1,664)	JPS
01/14/13	193,732	USD	102,000,000	CLP	18,268	MSC
01/14/13	472,878	EUR	602,636	USD	(6,045)	UBS
01/15/13	25,460,000	JPY	333,050	USD	5,940	BCB
01/15/13	10,020,000	JPY	131,289	USD	2,552	DBK
01/15/13	10,030,000	JPY	131,455	USD	2,589	HSB
01/15/13	25,660,000	JPY	335,425	USD	5,745	HSB
01/15/13	20,250,000	JPY	264,734	USD	4,561	UBS
01/17/13	459,600	EUR	585,898	USD	(5,711)	DBK
01/22/13	204,914	EUR	261,470	USD	(2,315)	BCB
01/22/13	54,843	USD	2,402,000	PHP	2,597	DBK
01/22/13	219,096	USD	9,585,000	PHP	10,114	JPS
01/24/13	336,159	USD	171,290,000	CLP	19,375	DBK
01/25/13	172,356	USD	87,850,000	CLP	9,963	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/25/13	306,537	USD	155,120,000	CLP	$15,391	DBK
01/25/13	362,540	EUR	473,586	USD	6,874	UBS
01/28/13	60,350,000	JPY	781,635	USD	6,143	BCB
01/28/13	310,400	EUR	403,405	USD	3,801	CIT
01/28/13	298,968	USD	151,290,000	CLP	14,883	DBK
01/28/13	50,203,538	JPY	649,405	USD	4,294	DBK
01/28/13	204,272	USD	8,856,000	PHP	7,479	HSB
01/28/13	64,982,551	JPY	839,926	USD	4,907	HSB
01/28/13	52,800,000	JPY	682,744	USD	4,269	UBS
01/29/13	96,577	USD	48,870,000	CLP	4,790	DBK
01/30/13	191,385	USD	97,750,000	CLP	11,343	DBK
01/30/13	102,376	USD	51,930,000	CLP	5,324	JPM
01/31/13	178,338	USD	91,220,000	CLP	10,821	DBK
01/31/13	148,737	USD	6,418,000	PHP	4,710	DBK
01/31/13	300,000	EUR	394,170	USD	7,942	DBK
02/01/13	302,000	EUR	396,103	USD	7,296	UBS
02/04/13	535,851	EUR	661,120	USD	(28,780)	BCB
02/04/13	202,166	USD	8,700,000	PHP	5,824	DBK
02/04/13	130,190	USD	5,600,000	PHP	3,688	HSB
02/04/13	89,596	USD	45,170,000	CLP	4,020	MSC
02/04/13	88,589	USD	44,640,000	CLP	3,929	MSC
02/06/13	111,540	USD	4,800,000	PHP	3,208	HSB
02/07/13	263,391	USD	327,000	SGD	3,283	DBK
02/07/13	263,285	USD	327,000	SGD	3,389	HSB
02/07/13	79,143	USD	3,400,000	PHP	2,135	JPS
02/08/13	454,000	EUR	593,796	USD	9,252	CIT
02/08/13	523,851	USD	651,000	SGD	7,051	DBK
02/08/13	158,000	EUR	206,792	USD	3,361	HSB
02/08/13	341,000	EUR	445,823	USD	6,772	UBS
02/11/13	75,838	EUR	328,000	PLN	3,427	BCB
02/11/13	211,000	EUR	279,997	USD	8,317	BCB
02/11/13	178,000	EUR	236,206	USD	7,016	BCB
02/11/13	104,330	USD	51,800,000	CLP	2,926	DBK
02/11/13	75,935	EUR	328,000	PLN	3,303	DBK
02/11/13	89,292	USD	44,110,000	CLP	2,042	MSC
02/12/13	22,910,000	JPY	299,477	USD	5,036	HSB
02/12/13	14,652,000	JPY	191,463	USD	3,154	MSC
02/13/13	72,773	USD	90,290	SGD	861	BCB
02/13/13	104,297	USD	51,700,000	CLP	2,724	BCB
02/13/13	731,604	USD	906,640	SGD	7,787	BCB
02/13/13	240,081	USD	118,480,000	CLP	5,176	MSC
02/13/13	160,000	EUR	212,917	USD	6,899	UBS
02/14/13	629,580	USD	1,927,206	MYR	(4,694)	DBK
02/14/13	75,347	EUR	328,000	PLN	4,026	DBK
02/14/13	210,000	EUR	277,452	USD	7,050	DBK
02/14/13	259,065	USD	321,500	SGD	3,128	HSB
02/14/13	186,543	USD	231,500	SGD	2,252	HSB
02/15/13	163,531	USD	81,360,000	CLP	4,841	DBK
02/15/13	102,709	USD	51,100,000	CLP	3,041	DBK
02/15/13	6,828,270	JPY	88,419	USD	659	DBK
02/15/13	8,030,000	JPY	104,056	USD	850	JPS
02/19/13	205,672	USD	256,000	SGD	3,106	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/19/13	306,773	USD	385,000	SGD	$7,210	DBK
02/19/13	157,437	USD	485,000	MYR	(224)	HSB
02/19/13	206,000	EUR	271,879	USD	6,613	JPS
02/19/13	206,000	EUR	272,095	USD	6,829	UBS
02/21/13	97,773	USD	48,300,000	CLP	2,102	JPM
02/21/13	210,000	EUR	277,658	USD	7,235	UBS
02/22/13	19,720,000	JPY	250,254	USD	(3,218)	HSB
02/22/13	164,164	USD	82,000,000	CLP	5,373	JPM
02/25/13	352,720	USD	175,690,000	CLP	10,376	CIT
02/25/13	164,566	USD	82,530,000	CLP	5,997	DBK
02/25/13	200,752	USD	251,000	SGD	3,952	DBK
02/25/13	19,700,000	JPY	248,502	USD	(4,721)	JPS
02/25/13	205,950	USD	103,150,000	CLP	7,229	MSC
02/26/13	179,174	USD	90,490,000	CLP	7,815	DBK
02/27/13	54,600,000	JPY	697,496	USD	(4,347)	BCB
02/27/13	42,000	EUR	56,003	USD	1,915	DBK
02/27/13	199,000	USD	99,500,000	CLP	6,580	MSC
02/28/13	271,258	USD	136,470,000	CLP	10,669	DBK
02/28/13	124,811	USD	156,500	SGD	2,824	DBK
02/28/13	12,300	EUR	16,548	USD	707	DBK
02/28/13	58,835	USD	29,500,000	CLP	2,107	JPM
03/01/13	184,361	USD	91,600,000	CLP	4,845	BCB
03/01/13	91,818	USD	45,900,000	CLP	2,992	BCB
03/01/13	72,077	USD	36,150,000	CLP	2,594	DBK
03/01/13	1,865,214	EUR	2,511,511	USD	109,410	DBK
03/01/13	20,800,000	JPY	260,138	USD	(7,237)	HSB
03/01/13	20,800,000	JPY	260,325	USD	(7,050)	JPS
03/04/13	187,545	USD	93,885,000	CLP	6,303	DBK
03/04/13	23,200,000	JPY	289,466	USD	(8,770)	UBS
03/05/13	13,000	EUR	17,362	USD	619	DBK
03/06/13	188,808	USD	93,885,000	CLP	4,988	DBK
03/07/13	157,427	EUR	208,827	USD	6,072	BCB
03/07/13	205,390	USD	102,120,000	CLP	5,376	DBK
03/08/13	390,000	EUR	512,924	USD	10,627	CIT
03/08/13	340,071	EUR	447,258	USD	9,266	CIT
03/08/13	202,191	USD	101,500,000	CLP	7,268	DBK
03/08/13	1,620,000	EUR	2,132,390	USD	45,924	DBK
03/08/13	548,358	USD	7,354,410	MXN	14,467	HSB
03/08/13	104,000	EUR	136,942	USD	2,996	HSB
03/08/13	294,000	EUR	386,817	USD	8,162	MSC
03/11/13	259,873	EUR	341,707	USD	6,994	BCB
03/11/13	86,217	USD	44,100,000	CLP	4,753	MSC
03/13/13	193,837	USD	98,760,000	CLP	9,831	DBK
03/15/13	80,099	EUR	105,122	USD	1,951	BCB
03/18/13	395,411	USD	199,920,000	CLP	16,597	DBK
03/19/13	21,026,000	JPY	253,020	USD	(17,315)	CIT
03/19/13	55,874	EUR	73,370	USD	1,399	CIT
03/19/13	323,541	USD	409,700	SGD	10,610	DBK
03/19/13	370,341	USD	468,000	SGD	11,359	HSB
03/19/13	237,549	USD	290,000	SGD	(1,026)	JPS
03/19/13	12,600,000	JPY	151,921	USD	(10,080)	MSC
03/19/13	17,050,000	JPY	205,818	USD	(13,397)	MSC

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
03/21/13	45,378	EUR	60,235	USD	$1,782	BCB
03/21/13	351,698	USD	441,100	SGD	8,064	DBK
03/21/13	280,612	USD	352,000	SGD	6,480	HSB
03/21/13	97,595	USD	48,700,000	CLP	2,729	JPM
03/25/13	13,332,130	JPY	160,277	USD	(11,149)	BCB
03/26/13	94,407	EUR	124,557	USD	2,942	CIT
03/26/13	142,000	EUR	187,312	USD	4,388	DBK
03/28/13	22,832	EUR	30,508	USD	1,095	DBK
03/29/13	190,281	USD	96,320,000	CLP	7,929	DBK
04/02/13	34,633	EUR	46,008	USD	1,390	DBK
04/02/13	43,542	EUR	58,233	USD	2,138	DBK
04/03/13	201,397	USD	102,330,000	CLP	9,043	DBK
04/04/13	195,000	EUR	260,454	USD	9,229	DBK
04/04/13	131,000	EUR	174,971	USD	6,200	DBK
04/05/13	122,716	EUR	163,795	USD	5,695	BCB
04/10/13	602,000	EUR	793,075	USD	17,448	HSB
04/11/13	121,475	EUR	159,334	USD	2,822	DBK
04/11/13	301,000	EUR	394,632	USD	6,814	UBS
04/12/13	187,843	USD	10,203,000	INR	(765)	DBK
04/12/13	244,000	EUR	320,360	USD	5,979	JPS
04/15/13	400,095	USD	21,880,000	INR	902	DBK
04/15/13	163,982	USD	83,180,000	CLP	6,845	MSC
04/16/13	129,253	EUR	171,005	USD	4,462	HSB
04/16/13	381,000	EUR	504,073	USD	13,153	HSB
04/16/13	269,543	USD	14,696,000	INR	(249)	JPS
04/18/13	263,686	USD	14,426,000	INR	578	JPS
04/19/13	119,438	EUR	157,085	USD	3,183	BCB
04/19/13	129,435	USD	402,984	MYR	757	JPS
04/19/13	147,060	USD	74,530,000	CLP	5,934	MSC
04/22/13	12,300,000	JPY	152,190	USD	(6,025)	BCB
04/22/13	12,300,000	JPY	152,141	USD	(6,074)	CIT
04/22/13	92,559	USD	5,058,000	INR	39	DBK
04/22/13	132,035	USD	7,206,000	INR	(113)	JPS
04/23/13	341,000	EUR	449,950	USD	10,535	DBK
04/23/13	370,644	USD	1,155,000	MYR	2,423	JPS
04/23/13	32,855	EUR	43,480	USD	1,143	JPS
04/26/13	182,783	USD	10,247,000	INR	4,695	DBK
04/29/13	150,731	USD	76,119,000	CLP	5,349	CIT
04/29/13	93,252	USD	47,223,000	CLP	3,577	JPM
04/29/13	156,365	USD	8,715,000	INR	3,010	JPS
04/30/13	84,263	EUR	111,927	USD	3,336	BCB
04/30/13	129,998	USD	7,260,000	INR	2,748	JPS
05/07/13	32,000	EUR	42,299	USD	1,057	BCB
05/07/13	43,000	EUR	56,775	USD	1,356	CSI
05/07/13	32,000	EUR	42,241	USD	999	MSC
05/08/13	51,000	EUR	67,219	USD	1,489	DBK
05/10/13	29,346,000	JPY	369,881	USD	(7,695)	CIT
05/10/13	32,000	EUR	41,765	USD	522	DBK
05/10/13	16,000	EUR	20,884	USD	262	UBS
05/13/13	19,620,000	JPY	248,040	USD	(4,408)	DBK
05/13/13	101,731	USD	52,000,000	CLP	4,725	MSC
05/13/13	14,666,000	JPY	185,464	USD	(3,243)	UBS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
05/14/13	14,665,000	JPY	184,529	USD	$(4,167)	CIT
05/20/13	62,000	EUR	79,506	USD	(412)	DBK
05/21/13	62,000	EUR	79,245	USD	(673)	BCB
05/21/13	92,000	EUR	117,309	USD	(1,280)	DBK
05/24/13	275,050	EUR	1,238,000	PLN	23,379	MSC
06/05/13	22,710	EUR	28,250	USD	(1,029)	DBK
06/07/13	58,800	EUR	73,594	USD	(2,214)	DBK
06/11/13	85,084	EUR	384,000	PLN	7,348	CIT
06/11/13	436,965	EUR	1,967,000	PLN	36,179	DBK
06/11/13	74,750	EUR	94,820	USD	(1,556)	DBK
06/13/13	11,000	EUR	13,876	USD	(307)	DBK
06/13/13	58,000	EUR	73,162	USD	(1,620)	DBK
06/14/13	17,886,000	JPY	226,236	USD	(4,009)	CIT
06/28/13	723,667	EUR	6,480,000	SEK	46,514	UBS
07/12/13	316,599	USD	1,023,565	MYR	12,631	DBK
07/15/13	359,055	USD	1,160,000	MYR	14,006	DBK
07/16/13	161,000	EUR	197,273	USD	(10,388)	BCB
07/16/13	377,185	EUR	3,286,787	SEK	10,219	MSC
07/16/13	88,302	EUR	769,460	SEK	2,392	MSC
07/16/13	426,488	EUR	3,714,920	SEK	11,329	UBS
07/16/13	425,815	EUR	3,708,930	SEK	11,291	UBS
07/18/13	253,000	EUR	311,430	USD	(14,902)	BCB
07/18/13	204,843	EUR	813,000	MYR	(2,789)	DBK
07/18/13	71,954	USD	232,000	MYR	2,648	DBK
07/19/13	190,000	EUR	234,650	USD	(10,425)	BCB
07/22/13	114,332	USD	366,000	MYR	3,336	DBK
07/22/13	231,877	EUR	918,000	MYR	(3,964)	DBK
07/22/13	139,000	EUR	171,311	USD	(7,986)	DBK
07/22/13	563,866	EUR	4,866,106	SEK	7,952	MSC
07/23/13	126,000	EUR	155,086	USD	(7,445)	DBK
07/25/13	301,051	EUR	1,180,000	MYR	(9,027)	DBK
07/25/13	138,276	USD	445,000	MYR	4,771	DBK
07/29/13	4,033,002	USD	13,031,032	MYR	155,072	JPS
07/29/13	300,875	EUR	1,180,000	MYR	(8,888)	JPS
07/31/13	535,000	EUR	665,112	USD	(25,059)	DBK
07/31/13	1,165,932	USD	1,454,500	SGD	20,890	JPS
07/31/13	535,000	EUR	664,256	USD	(25,915)	JPS
08/01/13	48,730	EUR	59,938	USD	(2,926)	BCB
08/01/13	48,862	EUR	60,150	USD	(2,885)	BCB
08/01/13	937,195	USD	1,165,870	SGD	14,119	MSC
08/01/13	536,000	EUR	659,709	USD	(31,760)	UBS
08/02/13	535,000	EUR	661,982	USD	(28,204)	HSB
08/05/13	135,680	EUR	167,734	USD	(7,309)	BCB
08/06/13	728,465	USD	907,084	SGD	11,704	DBK
08/06/13	366,500	EUR	448,092	USD	(24,739)	JPS
08/08/13	59,760	EUR	74,591	USD	(2,508)	CIT
08/09/13	15,430,000	JPY	197,113	USD	(1,694)	BCB
08/09/13	17,124	EUR	21,400	USD	(693)	CIT
08/09/13	15,440,000	JPY	197,296	USD	(1,639)	CIT
08/09/13	273,000	EUR	341,157	USD	(11,059)	DBK
08/09/13	360,500	EUR	449,954	USD	(15,152)	JPS
08/12/13	15,430,000	JPY	197,739	USD	(1,077)	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
08/12/13	80,455	USD	92,000,000	KRW	$1,310	DBK
08/12/13	107,000	EUR	132,878	USD	(5,175)	GSC
08/14/13	203,000	EUR	251,294	USD	(10,625)	GSC
08/15/13	154,206	USD	192,000	SGD	2,470	HSB
08/16/13	92,415	USD	106,000,000	KRW	1,775	JPS
08/19/13	28,340,000	JPY	361,962	USD	(3,243)	DBK
08/19/13	23,098,000	JPY	295,007	USD	(2,647)	DBK
08/19/13	844,309	EUR	3,590,000	PLN	(1,152)	DBK
08/19/13	1,072,208	USD	1,228,000,000	KRW	18,830	HSB
08/19/13	154,217	USD	192,000	SGD	2,462	HSB
08/20/13	96,755,000	JPY	1,226,299	USD	(20,561)	HSB
08/20/13	23,117,000	JPY	292,870	USD	(5,033)	JPS
08/20/13	46,522,000	JPY	590,868	USD	(8,650)	UBS
08/22/13	23,068,000	JPY	291,815	USD	(5,467)	BCB
08/22/13	761,000	EUR	941,852	USD	(40,111)	UBS
08/23/13	49,717	EUR	62,256	USD	(1,898)	BCB
08/23/13	82,138	EUR	102,853	USD	(3,135)	BCB
08/23/13	46,090,000	JPY	583,086	USD	(10,895)	CIT
08/23/13	22,797,000	JPY	288,588	USD	(5,207)	DBK
08/23/13	45,752,000	JPY	579,447	USD	(10,178)	HSB
08/26/13	545,337	EUR	683,220	USD	(20,491)	BCB
08/26/13	64,764,000	JPY	821,982	USD	(12,700)	BCB
08/26/13	201,057	USD	251,000	SGD	3,774	DBK
08/26/13	45,992,000	JPY	583,433	USD	(9,315)	JPS
08/26/13	743,770	EUR	930,605	USD	(29,167)	UBS
08/26/13	52,556,000	JPY	666,193	USD	(11,151)	UBS
08/27/13	252,196	USD	313,000	SGD	3,232	DBK
08/27/13	451,999	EUR	3,820,973	SEK	(6,420)	DBK
08/27/13	38,472,000	JPY	491,818	USD	(4,019)	DBK
08/27/13	73,808,000	JPY	943,836	USD	(7,421)	HSB
08/27/13	33,447,000	JPY	427,834	USD	(3,240)	JPS
08/28/13	50,017	EUR	62,864	USD	(1,680)	DBK
08/28/13	1,781	EUR	2,238	USD	(60)	DBK
08/29/13	327,271	EUR	412,271	USD	(10,058)	JPS
08/30/13	125,230	USD	156,500	SGD	2,485	DBK
08/30/13	22,848,000	JPY	291,829	USD	(2,657)	JPS
09/04/13	27,000	EUR	34,067	USD	(777)	DBK
09/10/13	51,267	EUR	64,901	USD	(1,265)	BCB
09/10/13	59,000	EUR	74,587	USD	(1,561)	DBK
09/11/13	74,750	EUR	96,009	USD	(467)	DBK
09/12/13	50,045	EUR	64,242	USD	(349)	BCB
09/13/13	27,000	EUR	34,830	USD	(18)	JPS
09/16/13	142,450	EUR	184,423	USD	560	BCB
09/17/13	132,617	EUR	171,580	USD	407	UBS
09/19/13	33,313	EUR	43,883	USD	884	BCB
09/19/13	242,806	USD	297,000	SGD	(410)	JPS
09/24/13	81,780	EUR	106,296	USD	732	BCB
09/24/13	226,975	USD	9,488,000	PHP	(1,987)	DBK
09/24/13	384,000	EUR	498,766	USD	3,085	DBK
09/26/13	179,000	EUR	231,896	USD	832	DBK
09/30/13	61,996	USD	2,600,000	PHP	(362)	HSB
09/30/13	9,763,000	JPY	126,068	USD	168	JPS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/01/13	246,041	USD	769,000	MYR	$366	HSB

					$1,552,519

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(d)	For zero coupon issues (strips) the interest rate represents the yield to maturity at September 30, 2012.
(e)	Step rate security.
(f)	Illiquid security. (See Note 5.)
(g)	At September 30, 2012 the total cost of investments issued on a when-issued or forward commitment basis was $427,134.
(h)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(i)	All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2012.
(j)

At September 30, 2012 the cost of securities for federal income tax purposes was $109,187,315. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$9,020,034
	Gross unrealized depreciation	(2,194,191)

	Net unrealized appreciation	$6,825,843

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Counterparty Legend
BCB	Barclays Bank PLC
CIT	Citibank NA
CSI	Credit Suisse International
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
UBS	UBS AG

See accompanying notes to investments in securities.

Advantus Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.0%)
Consumer Discretionary (13.5%)
Auto Components (0.2%)
Gentex Corp.	21,838	$371,464
Automobiles (0.1%)
Thor Industries, Inc.	6,632	240,874
Distributors (0.5%)
LKQ Corp. (b)	44,756	827,986
Diversified Consumer Services (0.8%)
DeVry, Inc.	8,720	198,467
ITT Educational Services, Inc. (b)	2,360	76,063
Matthews International Corp. - Class A	4,175	124,498
Regis Corp.	8,672	159,391
Service Corp. International/US	32,456	436,858
Sotheby’s	10,236	322,434
Strayer Education, Inc.	1,782	114,672
		1,432,383
Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc. (b)	6,259	309,132
Bob Evans Farms, Inc.	4,233	165,637
Brinker International, Inc.	11,167	394,195
International Speedway Corp. - Class A	3,856	109,395
Life Time Fitness, Inc. (b)	6,046	276,544
Panera Bread Co. - Class A (b)	4,254	726,966
Scientific Games Corp. - Class A (b)	8,569	70,866
The Cheesecake Factory, Inc.	7,542	269,627
The Wendy’s Co.	42,497	193,361
WMS Industries, Inc. (b)	8,134	133,235
		2,648,958
Household Durables (2.1%)
Jarden Corp.	11,320	598,149
KB Home	11,559	165,872
MDC Holdings, Inc.	5,800	223,358
Mohawk Industries, Inc. (b)	8,755	700,575
NVR, Inc. (b)	731	617,329
Tempur-Pedic International, Inc. (b)	8,916	266,499
Toll Brothers, Inc. (b)	22,613	751,430
Tupperware Brands Corp.	8,459	453,318
		3,776,530
Internet & Catalog Retail (0.1%)
HSN, Inc.	5,633	276,299
Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	9,622	778,131
Media (1.2%)
AMC Networks, Inc. - Class A (b)	8,664	377,057
Cinemark Holdings, Inc.	15,444	346,409
DreamWorks Animation SKG, Inc. - Class A (b)	10,825	208,165
John Wiley & Sons, Inc. - Class A	7,083	325,464
Lamar Advertising Co. - Class A (b)	8,320	308,339
Meredith Corp.	5,377	188,195
Scholastic Corp.	3,954	125,658
The New York Times Co. - Class A (b)	18,366	179,252
Valassis Communications, Inc. (b)	5,957	147,079
		2,205,618
Multiline Retail (0.1%)
Saks, Inc. (b)	15,455	159,341
Specialty Retail (5.1%)
Aaron’s, Inc.	10,649	296,149
Advance Auto Parts, Inc.	11,111	760,437
Aeropostale, Inc. (b)	12,276	166,094
American Eagle Outfitters, Inc.	27,025	569,687
ANN, Inc. (b)	7,111	268,298
Ascena Retail Group, Inc. (b)	18,606	399,099
Barnes & Noble, Inc. (b)	5,705	72,910
Carter’s, Inc. (b)	7,650	411,876
Chico’s FAS, Inc.	25,068	453,981
Collective Brands, Inc. (b)	9,283	201,534
Dick’s Sporting Goods, Inc.	14,672	760,743
Foot Locker, Inc.	22,813	809,861
Guess?, Inc.	9,261	235,415
Office Depot, Inc. (b)	43,076	110,275
PetSmart, Inc.	16,343	1,127,340
RadioShack Corp.	15,021	35,750
Rent-A-Center, Inc.	8,932	313,335
Signet Jewelers, Ltd. (c)	12,220	595,847
Tractor Supply Co.	10,698	1,057,925
Williams-Sonoma, Inc.	13,084	575,303
		9,221,859
Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor Corp. (b)	5,597	205,074
Hanesbrands, Inc. (b)	14,743	470,007
PVH Corp.	10,657	998,774
The Warnaco Group, Inc. (b)	6,154	319,393

See accompanying notes to investments in securities.

	Shares	Value(a)
Under Armour, Inc. - Class A (b)	11,677	$651,927
		2,645,175
Consumer Staples (3.2%)
Food & Staples Retailing (0.2%)
Harris Teeter Supermarkets, Inc.	7,392	287,105
SUPERVALU, Inc.	32,279	77,793
		364,898
Food Products (1.9%)
Flowers Foods, Inc.	17,389	350,910
Green Mountain Coffee Roasters, Inc. (b)	19,408	460,940
Hillshire Brands Co.	17,945	480,567
Ingredion, Inc.	11,508	634,781
Lancaster Colony Corp.	2,981	218,358
Post Holdings, Inc. (b)	4,929	148,166
Ralcorp Holdings, Inc. (b)	8,354	609,842
Smithfield Foods, Inc. (b)	20,322	399,327
Tootsie Roll Industries, Inc.	3,110	83,908
		3,386,799
Household Products (1.0%)
Church & Dwight Co., Inc.	21,030	1,135,410
Energizer Holdings, Inc.	9,776	729,387
		1,864,797
Tobacco (0.1%)
Universal Corp.	3,560	181,275

Energy (5.3%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc. (b)	8,592	390,506
CARBO Ceramics, Inc.	2,920	183,726
Dresser-Rand Group, Inc. (b)	11,430	629,907
Dril-Quip, Inc. (b)	5,496	395,053
Helix Energy Solutions Group, Inc. (b)	14,783	270,086
Oceaneering International, Inc.	16,300	900,575
Oil States International, Inc. (b)	8,284	658,247
Patterson-UTI Energy, Inc.	22,925	363,132
Superior Energy Services, Inc. (b)	23,738	487,104
Tidewater, Inc.	7,527	365,285
Unit Corp. (b)	6,532	271,078
		4,914,699
Oil, Gas & Consumable Fuels (2.6%)
Arch Coal, Inc.	32,065	202,971
Bill Barrett Corp. (b)	7,192	178,146
Cimarex Energy Co.	12,989	760,506
Forest Oil Corp. (b)	17,858	150,900
HollyFrontier Corp.	30,749	1,269,011
Northern Oil and Gas, Inc. (b)	8,937	151,840
Plains Exploration & Production Co. (b)	19,486	730,140
Quicksilver Resources, Inc. (b)	18,026	73,726
Rosetta Resources, Inc. (b)	7,989	382,673
SM Energy Co.	9,842	532,551
World Fuel Services Corp.	10,886	387,651
		4,820,115
Financial (21.3%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc. (b)	7,779	956,817
Apollo Investment Corp.	30,648	241,200
Eaton Vance Corp.	17,400	503,904
Greenhill & Co., Inc.	4,042	209,173
Janus Capital Group, Inc.	28,297	267,124
Jefferies Group, Inc.	19,351	264,915
Raymond James Financial, Inc.	16,887	618,909
SEI Investments Co.	20,449	438,631
Waddell & Reed Financial, Inc. - Class A	12,969	424,994
		3,925,667
Commercial Banks (3.6%)
Associated Banc-Corp	25,904	341,156
BancorpSouth, Inc.	12,553	185,031
Bank of Hawaii Corp.	6,806	310,490
Cathay General Bancorp	11,059	190,878
City National Corp.	7,121	366,803
Commerce Bancshares, Inc.	11,252	453,793
Cullen/Frost Bankers, Inc.	9,276	532,721
East West Bancorp, Inc.	21,441	452,834
FirstMerit Corp.	16,562	243,958
Fulton Financial Corp.	30,270	298,462
Hancock Holding Co.	12,806	396,346
International Bancshares Corp.	8,226	156,705
Prosperity Bancshares, Inc.	6,629	282,528
Signature Bank (b)	7,079	474,859
SVB Financial Group (b)	6,709	405,626
Synovus Financial Corp.	118,820	281,603
TCF Financial Corp.	24,613	293,879
Trustmark Corp.	9,785	238,167
Valley National Bancorp	29,825	298,847
Webster Financial Corp.	10,874	257,714
Westamerica Bancorporation	4,134	194,505
		6,656,905
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	13,183	387,844
MSCI, Inc. (b)	18,398	658,464
		1,046,308

See accompanying notes to investments in securities.

	Shares	Value(a)
Diversified REIT’s (0.4%)
Liberty Property Trust	17,756	$643,477

Insurance (4.4%)
Alleghany Corp. (b)	2,558	882,357
American Financial Group, Inc.	11,911	451,427
Arthur J Gallagher & Co.	18,274	654,575
Aspen Insurance Holdings, Ltd. (c)	10,779	328,652
Brown & Brown, Inc.	17,747	462,664
Everest Re Group, Ltd. (c)	7,886	843,487
Fidelity National Financial, Inc. - Class A	31,841	681,079
First American Financial Corp.	16,066	348,150
HCC Insurance Holdings, Inc.	15,129	512,722
Kemper Corp.	8,241	253,081
Mercury General Corp.	5,402	208,787
Old Republic International Corp.	36,447	338,957
Protective Life Corp.	12,010	314,782
Reinsurance Group of America, Inc.	11,135	644,382
StanCorp Financial Group, Inc.	6,652	207,808
The Hanover Insurance Group, Inc.	6,726	250,611
WR Berkley Corp.	16,750	627,958
		8,011,479
Office REIT’s (2.1%)
Alexandria Real Estate Equities, Inc.	9,483	697,190
BioMed Realty Trust, Inc.	23,291	436,008
Corporate Office Properties Trust SBI	10,889	261,009
Duke Realty Corp.	40,740	598,878
Highwoods Properties, Inc.	11,491	374,837
Mack-Cali Realty Corp.	12,602	335,213
SL Green Realty Corp.	13,619	1,090,473
		3,793,608
Real Estate Investment Trust-Apartments (0.4%)
Taubman Centers, Inc.	9,320	715,124

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc. (b)	6,339	187,191
Jones Lang LaSalle, Inc.	6,653	507,956
		695,147
Residential REIT’s (2.3%)
American Campus Communities, Inc.	13,895	609,713
BRE Properties, Inc.	11,601	543,971
Camden Property Trust	12,627	814,315
Essex Property Trust, Inc.	5,501	815,468
Home Properties, Inc.	7,537	461,792
UDR, Inc.	37,795	938,072
		4,183,331
Retail REIT’s (2.6%)
Equity One, Inc.	9,297	195,795
Federal Realty Investment Trust	9,685	1,019,830
National Retail Properties, Inc.	16,343	498,461
Realty Income Corp.	20,158	824,261
Regency Centers Corp.	13,586	662,046
The Macerich Co.	20,109	1,150,838
Weingarten Realty Investors	16,852	473,710
		4,824,941
Specialized REIT’s (1.4%)
Hospitality Properties Trust	18,665	443,854
Omega Healthcare Investors, Inc.	16,416	373,136
Potlatch Corp.	6,109	228,293
Rayonier, Inc.	18,545	908,890
Senior Housing Properties Trust	26,658	580,611
		2,534,784
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	12,339	121,909
First Niagara Financial Group, Inc.	53,269	430,946
New York Community Bancorp, Inc.	66,333	939,275
Washington Federal, Inc.	16,086	268,315
		1,760,445
Health Care (10.0%)
Biotechnology (2.2%)
Regeneron Pharmaceuticals, Inc. (b)	11,317	1,727,653
United Therapeutics Corp. (b)	7,266	406,024
Vertex Pharmaceuticals, Inc. (b) (d)	32,600	1,823,970
		3,957,647
Health Care Equipment & Supplies (2.6%)
Hill-Rom Holdings, Inc.	9,392	272,932
Hologic, Inc. (b)	39,984	809,276
IDEXX Laboratories, Inc. (b)	8,324	826,990
Masimo Corp. (b)	7,857	189,982
ResMed, Inc.	21,456	868,324
STERIS Corp.	8,775	311,249
Teleflex, Inc.	6,190	426,120
The Cooper Cos., Inc.	7,235	683,418
Thoratec Corp. (b)	8,885	307,421
		4,695,712
Health Care Providers & Services (3.3%)
AMERIGROUP Corp. (b)	7,373	674,113

See accompanying notes to investments in securities.

	Shares	Value(a)
Community Health Systems, Inc. (b)	13,740	$400,384
Health Management Associates, Inc. - Class A (b)	38,725	324,903
Health Net, Inc. (b)	12,309	277,076
Henry Schein, Inc. (b)	13,335	1,057,065
HMS Holdings Corp. (b)	13,042	435,994
LifePoint Hospitals, Inc. (b)	7,384	315,887
Mednax, Inc. (b)	7,511	559,194
Omnicare, Inc.	16,790	570,356
Owens & Minor, Inc.	9,592	286,609
Universal Health Services, Inc. - Class B	13,320	609,124
VCA Antech, Inc. (b)	13,257	261,561
WellCare Health Plans, Inc. (b)	6,516	368,480
		6,140,746
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	25,875	321,626

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. - Class A (b)	3,105	331,366
Charles River Laboratories International, Inc. (b)	7,291	288,724
Covance, Inc. (b)	8,290	387,060
Mettler-Toledo International, Inc. (b)	4,746	810,332
Techne Corp.	5,230	376,246
		2,193,728
Pharmaceuticals (0.5%)
Endo Pharmaceuticals Holdings, Inc. (b)	17,657	560,080
Medicis Pharmaceutical Corp. - Class A	9,027	390,598
		950,678
Industrials (15.2%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	4,920	246,541
BE Aerospace, Inc. (b)	15,705	661,181
Esterline Technologies Corp. (b)	4,680	262,735
Exelis, Inc.	28,220	291,795
Huntington Ingalls Industries, Inc. (b)	7,479	314,492
Triumph Group, Inc.	7,549	472,039
		2,248,783
Airlines (0.3%)
Alaska Air Group, Inc. (b)	10,629	372,653
JetBlue Airways Corp. (b)	34,352	164,546
		537,199
Building Products (0.5%)
Fortune Brands Home & Security, Inc. (b)	24,275	655,668
Lennox International, Inc.	7,013	339,149
		994,817
Commercial Services & Supplies (1.7%)
Clean Harbors, Inc. (b)	7,180	350,743
Copart, Inc. (b)	16,328	452,776
Corrections Corp. of America	15,113	505,530
Deluxe Corp.	7,636	233,356
Herman Miller, Inc.	8,805	171,169
HNI Corp.	6,847	174,667
Mine Safety Appliances Co.	4,709	175,504
Rollins, Inc.	9,929	232,239
The Brink’s Co.	7,211	185,251
Waste Connections, Inc.	18,611	562,983
		3,044,218
Construction & Engineering (1.1%)
Aecom Technology Corp. (b)	17,081	361,434
Granite Construction, Inc.	5,379	154,485
KBR, Inc.	22,186	661,586
The Shaw Group, Inc. (b)	9,969	434,848
URS Corp.	11,610	409,949
		2,022,302
Electrical Equipment (1.8%)
Acuity Brands, Inc.	6,428	406,828
AMETEK, Inc.	36,637	1,298,782
General Cable Corp. (b)	7,423	218,088
Hubbell, Inc. - Class B	8,069	651,491
Regal-Beloit Corp.	6,352	447,689
Woodward Governor Co.	9,136	310,441
		3,333,319
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,455	490,904

Machinery (4.7%)
AGCO Corp. (b)	14,686	697,291
CLARCOR, Inc.	7,511	335,216
Crane Co.	7,227	288,574
Donaldson Co., Inc.	20,696	718,358
Gardner Denver, Inc.	7,387	446,249
Graco, Inc.	9,143	459,710
Harsco Corp.	12,173	249,912
IDEX Corp.	12,561	524,673
ITT Corp.	13,957	281,234
Kennametal, Inc.	12,101	448,705
Lincoln Electric Holdings, Inc.	12,618	492,733

See accompanying notes to investments in securities.

	Shares	Value(a)
Nordson Corp.	8,561	$501,846
Oshkosh Corp. (b)	13,844	379,741
SPX Corp.	7,673	501,891
Terex Corp. (b)	16,692	376,905
Timken Co.	12,203	453,463
Trinity Industries, Inc.	11,883	356,133
Valmont Industries, Inc.	3,536	464,984
Wabtec Corp.	7,293	585,555
		8,563,173
Marine (0.3%)
Kirby Corp. (b)	8,453	467,282
Matson, Inc.	6,339	132,548
		599,830
Professional Services (0.8%)
FTI Consulting, Inc. (b)	6,352	169,471
Korn/Ferry International (b)	7,244	111,051
Manpower, Inc.	11,988	441,158
The Corporate Executive Board Co.	5,065	271,636
Tower Watson & Co. - Class A	8,642	458,458
		1,451,774
Road & Rail (1.5%)
Con-way, Inc.	8,351	228,567
JB Hunt Transport Services, Inc.	13,673	711,543
Kansas City Southern	16,618	1,259,312
Landstar System, Inc.	7,018	331,811
Werner Enterprises, Inc.	6,715	143,499
		2,674,732
Trading Companies & Distributors (0.9%)
GATX Corp.	7,085	300,687
MSC Industrial Direct Co. - Class A	7,013	473,097
United Rentals, Inc. (b)	14,003	458,038
Watsco, Inc.	4,540	344,087
		1,575,909
Transportation (0.1%)
UTi Worldwide, Inc. (c)	15,672	211,102

Information Technology (15.1%)
Communications Equipment (0.9%)
ADTRAN, Inc.	9,522	164,540
Ciena Corp. (b)	15,136	205,850
Plantronics, Inc.	6,355	224,522
Polycom, Inc. (b)	26,654	263,075
Riverbed Technology, Inc. (b)	23,304	542,284
Tellabs, Inc.	52,163	184,657
		1,584,928
Computers & Peripherals (0.7%)
Diebold, Inc.	9,548	321,863
Lexmark International, Inc. - Class A	10,628	236,473
NCR Corp. (b)	24,033	560,209
QLogic Corp. (b)	14,240	162,621
		1,281,166
Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc. (b)	16,435	554,024
Avnet, Inc. (b) (d)	21,350	621,072
Ingram Micro, Inc. - Class A (b)	22,593	344,091
Itron, Inc. (b)	5,993	258,598
National Instruments Corp.	14,212	357,716
Tech Data Corp. (b)	5,650	255,945
Trimble Navigation, Ltd. (b) (d)	18,987	904,920
Vishay Intertechnology, Inc. (b)	19,911	195,725
		3,492,091
Internet Software & Services (2.1%)
AOL, Inc. (b)	13,547	477,261
Equinix, Inc. (b)	7,288	1,501,692
Monster Worldwide, Inc. (b)	17,866	130,958
Rackspace Hosting, Inc. (b)	16,387	1,083,017
ValueClick, Inc. (b)	10,662	183,279
Wright Express Corp. (b)	5,840	407,165
		3,783,372
IT Services (2.8%)
Acxiom Corp. (b)	11,333	207,054
Alliance Data Systems Corp. (b)	7,592	1,077,684
Broadridge Financial Solutions, Inc.	18,868	440,191
Convergys Corp.	16,984	266,139
CoreLogic, Inc. (b)	15,868	420,978
DST Systems, Inc.	4,632	261,986
Gartner, Inc. - Class A (b)	14,113	650,468
Global Payments, Inc.	11,918	498,530
Jack Henry & Associates, Inc.	12,963	491,298
Lender Processing Services, Inc.	12,794	356,825
Mantech International Corp. - Class A	3,570	85,680
NeuStar, Inc. - Class A (b)	10,000	400,300
		5,157,133
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	7,807	293,075

Semiconductors & Semiconductor Equipment (1.7%)
Atmel Corp. (b)	66,486	349,716
Cree, Inc. (b)	17,515	447,158

See accompanying notes to investments in securities.

	Shares	Value(a)
Cypress Semiconductor Corp. (b)	20,645	$221,314
Fairchild Semiconductor International, Inc. (b)	19,130	250,985
Integrated Device Technology, Inc. (b)	21,670	127,420
International Rectifier Corp. (b)	10,472	174,778
Intersil Corp. - Class A	19,273	168,639
MEMC Electronic Materials, Inc. (b)	34,883	95,928
RF Micro Devices, Inc. (b)	41,800	165,110
Semtech Corp. (b)	9,960	250,494
Silicon Laboratories, Inc. (b)	5,804	213,355
Skyworks Solutions, Inc. (b)	28,828	679,332
		3,144,229
Software (4.8%)
ACI Worldwide, Inc. (b)	5,893	249,038
Advent Software, Inc. (b)	4,820	118,427
ANSYS, Inc. (b)	13,926	1,022,168
Cadence Design Systems, Inc. (b)	41,525	534,219
Compuware Corp. (b)	32,561	322,680
Concur Technologies, Inc. (b)	6,811	502,175
Factset Research Systems, Inc.	6,181	595,972
Fair Isaac Corp.	5,125	226,833
Informatica Corp. (b)	16,394	570,675
Mentor Graphics Corp. (b)	14,118	218,547
MICROS Systems, Inc. (b)	12,117	595,187
Parametric Technology Corp. (b)	17,933	390,939
Quest Software, Inc. (b)	8,389	234,892
Rovi Corp. (b)	16,478	239,096
Solarwinds, Inc. (b)	9,191	512,306
Solera Holdings, Inc.	10,564	463,443
Synopsys, Inc. (b)	22,527	743,842
TIBCO Software, Inc. (b)	23,260	703,150
VeriFone Systems, Inc. (b)	16,286	453,565
		8,697,154
Materials (6.7%)
Chemicals (2.8%)
Albemarle Corp.	13,519	712,181
Ashland, Inc.	11,034	790,034
Cabot Corp.	8,987	328,655
Cytec Industries, Inc.	6,989	457,919
Intrepid Potash, Inc. (b)	8,068	173,301
Minerals Technologies, Inc.	2,683	190,305
NewMarket Corp.	1,633	402,502
Olin Corp.	12,086	262,629
RPM International, Inc.	19,924	568,631
Sensient Technologies Corp.	7,463	274,340
The Scotts Miracle-Gro Co. - Class A	5,820	252,995
Valspar Corp.	12,753	715,443
		5,128,935
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	6,973	577,852

Containers & Packaging (1.6%)
Aptargroup, Inc.	10,072	520,823
Greif, Inc. - Class A	4,594	202,963
Packaging Corp. of America	14,825	538,148
Rock-Tenn Co. - Class A	10,690	771,604
Silgan Holdings, Inc.	7,400	321,974
Sonoco Products Co.	15,203	471,141
		2,826,653
Metals & Mining (1.6%)
Carpenter Technology Corp.	6,673	349,132
Commercial Metals Co.	17,556	231,739
Compass Minerals International, Inc.	5,056	377,127
Reliance Steel & Aluminum Co.	11,372	595,324
Royal Gold, Inc.	8,912	889,952
Steel Dynamics, Inc.	33,107	371,792
Worthington Industries, Inc.	7,821	169,403
		2,984,469
Paper & Forest Products (0.4%)
Domtar Corp.	5,403	423,001
Louisiana-Pacific Corp. (b)	20,798	259,975
		682,976
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	22,817	594,839

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	15,261	390,834

Utilities (5.2%)
Electric Utilities (1.7%)
Cleco Corp.	9,123	382,984
Great Plains Energy, Inc.	23,130	514,874
Hawaiian Electric Industries, Inc.	14,665	385,836
IDACORP, Inc.	7,576	327,814
NV Energy, Inc.	35,650	642,056
PNM Resources, Inc.	12,032	253,033
Westar Energy, Inc.	19,081	565,942
		3,072,539

See accompanying notes to investments in securities.

	Shares	Value(a)
Gas Utilities (1.7%)
Atmos Energy Corp.	13,621	$487,496
Energen Corp.	10,896	571,059
National Fuel Gas Co.	12,584	680,039
Questar Corp.	26,540	539,558
UGI Corp.	16,989	539,401
WGL Holdings, Inc.	7,719	310,690
		3,128,243
Multi-Utilities (1.5%)
Alliant Energy Corp.	16,764	727,390
Black Hills Corp.	6,675	237,430
MDU Resources Group, Inc.	28,524	628,669
OGE Energy Corp.	14,903	826,520
Vectren Corp.	12,395	354,497
		2,774,506
Water Utilities (0.3%)
Aqua America, Inc.	21,108	522,634

Total common stocks (cost: $ 138,429,314)		175,034,244

Short-Term Securities (4.0%)
Investment Companies (4.0%)
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	500,000	500,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000	650,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	6,108,082	6,108,082
Total short-term securities (cost: $ 7,258,082)		7,258,082
Total investments in securities (cost: $ 145,687,396) (e)		182,292,326
Cash and other assets in excess of liabilities (0.0%)		65,837
Total net assets (100.0%)		$182,358,163

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	Non-income producing security.
(c)	The Fund held 1.1% of net assets in foreign securities at September 30, 2012.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2012, securities with an aggregate market value of $2,139,780 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Future	December 2012	71	Long	$(93,486)
		71		$(93,486)

(e)

At September 30, 2012 the cost of securities for federal income tax purposes was $146,481,112. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$46,669,598
Gross unrealized depreciation	(10,858,384)
Net unrealized appreciation	$35,811,214

See accompanying notes to investments in securities.

Advantus Real Estate Securities Fund

Investments in Securities

September 30, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.0%)
Consumer Discretionary (0.8%)
Hotels, Restaurants & Leisure (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.	14,200	$823,032

Financial (96.6%)
Diversified REIT’s (2.4%)
Liberty Property Trust	12,300	445,752
Vornado Realty Trust	26,886	2,179,110
		2,624,862
Industrial REIT’s (4.4%)
EastGroup Properties, Inc.	5,000	266,000
ProLogis, Inc.	129,681	4,542,726
		4,808,726
Mortgage REIT’s (0.7%)
Colony Financial, Inc.	36,600	712,968

Office REIT’s (15.6%)
Alexandria Real Estate Equities, Inc.	16,200	1,191,024
BioMed Realty Trust, Inc.	78,800	1,475,136
Boston Properties, Inc.	38,883	4,300,849
Brandywine Realty Trust	96,000	1,170,240
Digital Realty Trust, Inc.	33,058	2,309,101
Duke Realty Corp.	96,300	1,415,610
Hudson Pacific Properties, Inc.	32,500	601,250
Kilroy Realty Corp.	35,900	1,607,602
Mack-Cali Realty Corp.	28,000	744,800
SL Green Realty Corp.	25,800	2,065,806
		16,881,418
Real Estate Operating Companies (2.0%)
Brookfield Properties Corp. (b)	79,316	1,313,473
Forest City Enterprises, Inc. - Class A (c)	51,100	809,935
		2,123,408
Real Estate Services (0.5%)
CBRE Group, Inc. (c) (d)	28,400	522,844

Residential REIT’s (20.1%)
American Campus Communities, Inc.	8,600	377,368
Apartment Investment & Management Co. - Class A	67,700	1,759,523
AvalonBay Communities, Inc.	26,200	3,562,938
BRE Properties, Inc.	22,200	1,040,958
Camden Property Trust	29,600	1,908,904
Campus Crest Communities, Inc.	61,300	662,040
Colonial Properties Trust	42,700	898,835
Equity Lifestyle Properties, Inc.	10,200	694,824
Equity Residential	74,800	4,303,244
Essex Property Trust, Inc.	11,016	1,633,012
Mid-America Apartment Communities, Inc.	22,100	1,443,351
Post Properties, Inc.	31,500	1,510,740
UDR, Inc.	80,600	2,000,492
		21,796,229
Retail REIT’s (25.1%)
Acadia Realty Trust	46,136	1,145,095
Agree Realty Corp.	46,584	1,187,426
Amreit, Inc. Class B	22,300	330,486
CBL & Associates Properties, Inc.	56,500	1,205,710
DDR Corp.	142,000	2,181,120
General Growth Properties, Inc.	107,000	2,084,360
Kimco Realty Corp.	108,500	2,199,295
Primaris Retail Real Estate Investment Trust (b)	35,862	888,577
RioCan Real Estate Investment Trust (b)	27,100	762,089
Simon Property Group, Inc. (d)	70,279	10,669,055
Tanger Factory Outlet Centers	36,400	1,176,812
The Macerich Co.	46,669	2,670,867
Weingarten Realty Investors	21,300	598,743
		27,099,635
Specialized REIT’s (25.8%)
American Tower Corp.	12,700	906,653
Chatham Lodging Trust	9,200	127,696
Chesapeake Lodging Trust	23,500	466,945
CubeSmart	92,700	1,193,049
Entertainment Properties Trust	11,100	493,173
HCP, Inc.	76,800	3,416,064
Health Care REIT, Inc.	77,000	4,446,750
Hersha Hospitality Trust	187,079	916,687
Host Hotels & Resorts, Inc.	161,346	2,589,603
LaSalle Hotel Properties	29,200	779,348
LTC Properties, Inc.	11,300	359,905
Pebblebrook Hotel Trust	32,706	764,994
Plum Creek Timber Co., Inc.	11,200	491,008
Public Storage	34,400	4,787,448
Sovran Self Storage, Inc.	3,200	185,120

See accompanying notes to investments in securities.

	Shares	Value(a)
Summit Hotel Properties, Inc.	76,400	$652,456
Sunstone Hotel Investors, Inc. (c)	55,900	614,900
Ventas, Inc.	75,096	4,674,726
		27,866,525
Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Crown Castle International Corp. (c)	11,000	705,100

Total common stocks (cost: $ 74,411,593)		105,964,747
Preferred Stocks (1.3%)
Financial (1.3%)
Office REIT’s (0.7%)
Digital Realty Trust, Inc. Series E	30,500	815,875
Specialized REIT’s (0.6%)
Pebblebrook Hotel Trust Series B	23,500	616,875
Total preferred stocks (cost: $ 1,348,327)		1,432,750
Exchange Traded Fund (0.3%)
Investment Company (0.3%)
ProShares UltraShort Real Estate (c)	11,900	303,569
Total exchange traded funds (cost: $ 299,825)		303,569
Short-Term Securities (0.9%)
Investment Company (0.9%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	966,938	966,938
Total short-term securities (cost: $ 966,938)		966,938
Total investments in securities (cost: $ 77,026,683) (e)		108,668,004
Liabilities in excess of cash and other assets (-0.5%)		(547,585)
Total net assets (100.0%)		$108,120,419

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	The Fund held 2.7% of net assets in foreign securities at September 30, 2012.
(c)	Non-income producing security.
(d)	Fully or partially pledged as collateral for the following call options written (See Notes 2 and 7).

Call Options Written	Contracts	Expiration Date	Exercise Price	Value(a)
CBRE Group, Inc.	165	October 2012	18.00	(14,850)
Simon Property Group	70	October 2012	165.00	(490)

Total Call Options Written				$(15,340)

(e)

At September 30, 2012 the cost of securities for federal income tax purposes was $78,675,638. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$30,203,851
Gross unrealized depreciation	(211,485)
Net unrealized appreciation	$29,992,366

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

September 30, 2012

(Unaudited)

(1)      Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust was organized on July 8, 2011. On May 1, 2012, the Trust adopted and amended the registration statement of Advantus Series Fund, Inc. (the “Series Fund”) as filed with the Securities and Exchange Commission, pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) approved by both the Board of Directors of the Series Fund and the Board of Trustees of the Trust on July 28, 2011, and approved by a majority of the shareholders of each Portfolio of the Series Fund on October 21, 2011. Pursuant to the Plan of Reorganization, each Portfolio of the Series Fund was reorganized into a separate Fund of the Trust effective May 1, 2012. The successor Funds of the Trust have the same investment adviser, investment objectives, principal investment strategies and risks as the corresponding predecessor Portfolios of the Series Fund. Expenses of each Fund are not expected to increase as a result of the Reorganization. The Trust is a series trust that includes several different Funds. The Funds in the Trust are as follows: Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus International Bond, Advantus Index 400 Mid-Cap and Advantus Real Estate Securities. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the Advantus Money Market Fund which offers shares in only one class. Class 2 shares and the Money Market Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately.  Shares of the Trust will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) and Securian Life Insurance Company, a wholly-owned subsidiary of Minnesota Life (“Securian Life”) in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. (“Advantus Capital”) Valuation Committee under the supervision of the Trust’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the  Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Advantus Money Market Fund, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out (FIFO) basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Funds (excluding the Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A  Fund recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.  At September 30, 2012, no Funds were invested in repurchase agreements.

Options Transactions

Each Fund (excluding the Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others.  Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2012, the Advantus Bond Fund, Advantus Money Market Fund, Advantus Mortgage Securities Fund, and Advantus International Bond Fund had entered into outstanding, when-issued or forward commitments at fair value of $15,085,972, $2,400,000, $15,733,361 and $433,575, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

(3)      Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2012, the Advantus Bond Fund, Advantus Money Market Fund, Advantus Mortgage Securities Fund and Advantus International Bond Fund held illiquid securities of $12,248,060, $2,878,052, $2,515,542 and $433,575, respectively, which represent 3.3%, 2.9%, 2.5% and 0.4% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of September 30, 2012:

	Acquisition	Acquisition
	Date	Cost
Advantus Bond Fund

BHN I Mortgage Fund	Various	$69,485.21
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,859
Global Mortgage Securitization Ltd.	11/24/2004	1,122,169
Hometown Commercial Mortgage	Various	2,971,827
Hyundai Capital America	09/24/2012	1,199,304
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,171,880
Multi Security Asset Trust	02/24/2005	1,523,252
OneBeacon US Holdings, Inc.	Various	486,399
StanCorp Financial Group, Inc.	09/20/2002	2,050,000
Symetra Financial Corp.	Various	1,707,984
		$14,057,158
Advantus International Bond Fund

Republic of Serbia	09/27/2012	$427,134

Advantus Money Market Fund

Enterprise Fleet Financing LLC	09/18/2012	$275,000
TIAA Global Markets, Inc.	07/30/2012	2,603,052
		$2,878,052
Advantus Mortgage Fund

Asset Securitization Corp.	Various	$217,919
BHN I Mortgage Fund	Various	62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	720,422
Global Mortgage Securitization Ltd.	11/24/2004	297,351
Hometown Commercial Mortgage	11/28/2006	785,465
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	388,873
Multi Security Asset Trust	02/24/2005	977,682
		$3,450,187

(4)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

The following is a summary of the levels used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

	Fair Value Measurement at September 30, 2012 using
Fund*	Level 1	Level 2	Level 3	Total
Bond
Assets
Government Obligations	$—	$173,186,215	$—	$173,186,215
Asset-Backed	—	18,955,819	—	18,955,819
Other Mortgage-Backed	—	26,033,469	—	26,033,469
Corporate Obligations	—	136,219,929	—	136,219,929
Investment Companies	26,525,776	—	—	26,525,776
Total Investments	26,525,776	354,395,432	—	380,921,208
Liabilities
Other Financial Instruments**
Futures Contracts	43,377	—	—	43,377
Money Market
Assets
Commercial Paper	—	27,092,127	—	27,092,127
Certificate of Deposit	—	2,985,768	—	2,985,768
Corporate Notes	—	14,685,785	—	14,685,785
U.S. Government Obligations	—	36,898,435	—	36,898,435
Other Short-Term Investments	—	10,798,242	—	10,798,242
Investment Companies	10,451,307	—	—	10,451,307
Total Investments	10,451,307	92,460,357	—	102,911,664
Mortgage Securities
Assets
Government Obligations	—	86,805,837	—	86,805,837
Asset-Backed	—	4,585,850	—	4,585,850
Other Mortgage-Backed	—	5,810,475	—	5,810,475
Investment Companies	18,732,044	—	—	18,732,044
Total Investments	18,732,044	96,577,162	—	115,934,206
Index 500
Assets
Common Stocks	451,350,145	—	—	451,350,145
Investment Companies	8,008,319	—	—	8,008,319
Total Investments	459,358,464	—	—	459,358,464
Liabilities
Other Financial Instruments**
Futures Contracts	47,952	—	—	47,952
International Bond
Assets
Long Term Debt Securities
Australia	—	6,059,810	—	6,059,810
Brazil	—	7,162,879	—	7,162,879
Hungary	—	4,200,969	—	4,200,969
Iceland	—	370,600	—	370,600
Indonesia	—	5,691,754	—	5,691,754
Ireland	—	10,112,144	—	10,112,144
Israel	—	1,190,802	—	1,190,802
Lithuania	—	2,505,250	—	2,505,250
Malaysia	—	1,078,314	—	1,078,314
Mexico	—	8,823,244	—	8,823,244
Philippines	—	161,954	—	161,954
Poland	—	12,788,840	—	12,788,840
Russia	—	3,618,072	—	3,618,072
Serbia	—	433,575	—	433,575
Singapore	—	1,711,057	—	1,711,057
South Korea	—	17,905,171	—	17,905,171
Sri Lanka	—	1,520,739	—	1,520,739
Sweden	—	4,718,850	—	4,718,850
Ukraine	—	3,027,311	—	3,027,311
United States	—	430,506	—	430,506
Venezuela	—	799,500	—	799,500
Vietnam	—	976,800	—	976,800
Short Term Debt Securities
Hungary	—	27,825	—	27,825
Malaysia	—	4,549,126	—	4,549,126
Norway	—	3,221,187	—	3,221,187
Philippines	—	121,693	—	121,693
South Korea	—	93,267	—	93,267
Sweden	—	691,335	—	691,335
United States	—	6,015,000	—	6,015,000
Investment Companies	6,005,584	—	—	6,005,584
Total Investments	6,005,584	110,007,574	—	116,013,158
Other Financial Instruments**
Forward Foreign Currency Contracts	—	1,552,519	—	1,552,519
Index 400 Mid-Cap
Assets
Common Stocks	175,034,244	—	—	175,034,244
Investment Companies	7,258,082	—	—	7,258,082
Total Investments	182,292,326	—	—	182,292,326
Liabilities
Other Financial Instruments**
Futures Contracts	93,486	—	—	93,486
Real Estate Securities
Assets
Common Stocks	105,964,747	—	—	105,964,747
Preferred Stocks	1,432,750	—	—	1,432,750
Exchange Traded Fund	303,569	—	—	303,569
Investment Company	966,938	—	—	966,938
Total Investments	108,668,004	—	—	108,668,004
Liabilities
Other Financial Instruments**
Written Options	15,340	—	—	15,340

* For additional details, see Schedule of Investments.

**Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities.  All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Long-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Long-term debt securities comprised of foreign government and state and political subdivision securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

For the period ended September 30, 2012, it has been determined that no significant transfers between Levels 1 and 2 occurred.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.  The Fund’s policy is to recognize transfers between the levels as of the end of the period.  The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	Beginning Balance December 31, 2011	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3 (1)	Ending Balance September 30, 2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2012
Bond
Asset-Backed	$1,654,362	$—	$—	$1	$78,138	$—	$1,732,501	$—	$—
Other Mortgage Backed	23,906	—	40,644	(126)	16,864	—	—	—	—
Total	1,678,268	—	40,644	(125)	95,002	—	1,732,501	—	—

Mortgage Securities
Asset-Backed	867,653	—	145,123	1	6,883	—	729,414	—	—
Other Mortgage Backed	544,165	—	436,084	961	158,452	—	267,494	—	—
Total	1,411,818	—	581,207	962	165,335	—	996,908	—	—

Index 500
Common	230	6,529	992	—	(5,767)	—	—	—	—
Preferred	230	548	88	—	(690)	—	—	—	—
Total	460	7,077	1,080	—	(6,457)	—	—	—	—

International Bond
Malaysia	389,229	378,946	774,803	6,393	235	—	—	—	—
Philippines	14,649	—	15,368	117	602	—	—	—	—
Sri Lank	1,877,885	—	3,367	5,833	(361,269)	—	1,519,082	—	—
Total	2,281,763	378,946	793,538	12,343	(360,432)	—	1,519,082	—	—

(1) The transfers out of level 3 were not due to a change in pricing methodology; rather management has deemed that these securities previously reported as level 3 at December 31, 2011 do not contain significant unobservable inputs.  As a result these securities are now classified as level 2 for period end September 30, 2012.

(5)    Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.

Equity derivatives were purchased or sold to generally manage the Advantus Index 500 and Index 400 Mid-Cap Funds’ liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)     Subsequent Events

Management has evaluated subsequent events for the Trust through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust, Inc.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 20, 2012